UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-05443
 EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President,
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois
60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2008
DATE OF REPORTING PERIOD: July 31, 2008

Calamos Growth Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES		VALUE

COMMON STOCKS (99.2%)
	Consumer Discretionary (13.1%)
3,400,000	Amazon.com, Inc.#^	$259,556,000
750,000	Buckle, Inc.^	38,602,500
400,000	Chipotle Mexican Grill, Inc.#	27,400,000
4,100,000	Coach, Inc.#	104,591,000
1,400,000	CTC Media, Inc.#^	32,354,000
225,000	Deckers Outdoor Corp.#^	25,427,250
1,950,000	Discovery Holding Company#	38,766,000
731,700	Dreamworks Animation SKG, Inc.#^	21,731,490
3,400,000	GameStop Corp.#^	137,734,000
428,100	Garmin, Ltd.	15,270,327
2,764,900	Guess?, Inc.	87,564,383
850,000	International Speedway Corp.^	31,271,500
2,250,000	LKQ Corp.#^	46,125,000
5,458,120	Nike, Inc.	320,282,482
1,000,000	Nordstrom, Inc.^	28,740,000
222,900	Panera Bread Company#	11,167,290
650,000	Priceline.com, Inc.#^	74,717,500
850,000	Ross Stores, Inc.	32,266,000
273,000	Strayer Education, Inc.^	60,797,100
1,600,000	Tiffany & Company^	60,464,000
1,200,000	Urban Outfitters, Inc.#^	39,612,000
800,000	Warnaco Group, Inc.#^	33,560,000
700,000	WMS Industries, Inc.#^	19,726,000
400,000	Wynn Resorts, Ltd.^	38,992,000
4,000,000	Yum! Brands, Inc.	143,280,000

		1,729,997,822

	Consumer Staples (0.7%)
1,700,000	Coca-Cola Company	87,550,000

	Energy (12.3%)
800,000	Apache Corp.	89,736,000
1,250,000	Cameron International Corp.#^	59,700,000
800,000	CONSOL Energy Inc.^	59,512,000
600,000	Core Laboratories NV^	77,766,000
350,000	Diamond Offshore Drilling, Inc.	41,755,000
1,109,200	FMC Technologies, Inc.#^	68,526,376
700,000	Forest Oil Corp.#^	39,921,000
2,300,000	Halliburton Company	103,086,000
1,000,000	IHS, Inc.#^	62,230,000
800,000	Murphy Oil Corp.^	63,784,000
1,800,000	National Oilwell Varco, Inc.#^	141,534,000
2,750,000	Noble Corp.	142,642,500
750,000	Noble Energy, Inc.	55,402,500
475,000	Peabody Energy Corp.	32,133,750
100,000	Range Resources Corp.	4,856,000
1,000,000	Smith International, Inc.^	74,380,000
1,400,000	Southwestern Energy Company#	50,834,000
725,000	Superior Energy Services, Inc.#^	34,386,750
2,050,000	Transocean, Inc.#^	278,861,500
1,700,000	Weatherford International, Ltd.#^	64,141,000
900,000	Whiting Petroleum Corp.#^	84,303,000

		1,629,491,376

	Financials (4.0%)
2,500,000	Aon Corp.	114,500,000
250,000	BlackRock, Inc.^	54,177,500
950,000	IntercontinentalExchange, Inc.#^	94,810,000
1,750,000	Knight Capital Group, Inc.#^	28,682,500
3,000,000	T. Rowe Price Group, Inc.^	179,550,000
1,600,000	Waddell & Reed Financial, Inc.	53,440,000

		525,160,000

	Health Care (9.5%)
400,000	Alexion Pharmaceuticals, Inc.#^	37,500,000
850,000	Amedisys, Inc.#^	54,502,000
1,200,000	Biogen Idec, Inc.#^	83,712,000
1,900,000	BioMarin Pharmaceutical, Inc.#^	61,845,000
165,000	C.R. Bard, Inc.	15,318,600
450,000	Charles River Laboratories#^	29,907,000
1,850,000	DENTSPLY International, Inc.^	74,462,500
2,100,000	Express Scripts, Inc.#	148,134,000
1,100,000	Gen-Probe, Inc.#^	58,652,000
8,500,000	Gilead Sciences, Inc.#	458,830,000
300,000	Intuitive Surgical, Inc.#^	93,387,000
800,000	Mindray Medical International, Ltd.^	31,960,000
1,600,000	Parexel International Corp.#^	46,768,000
500,000	Techne Corp.#	39,760,000
1,650,000	Warner Chilcott, Ltd.#^	27,901,500

		1,262,639,600

	Industrials (16.2%)
1,650,000	AGCO Corp.#^	98,752,500
1,500,000	Ametek, Inc.	71,790,000
835,500	Barnes Group, Inc.^	18,873,945
925,000	Bucyrus International, Inc.	64,759,250
550,000	C.H. Robinson Worldwide, Inc.^	26,510,000
800,000	Copart, Inc.#^	35,088,000
1,550,000	Cummins, Inc.	102,827,000
512,100	Curtiss-Wright Corp.^	26,956,944
1,250,000	Diana Shipping, Inc.^	38,037,500
735,000	Donaldson Company, Inc.	33,155,850
475,000	DryShips, Inc.^	36,636,750
675,000	Dun & Bradstreet Corp.^	65,232,000
192,701	Eaton Corp.	13,689,479

See accompanying Notes to Schedule of Investments

Calamos Growth Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES		VALUE

650,000	Fastenal Company^	$31,759,000
400,000	First Solar, Inc.#^	114,044,000
998,000	Fluor Corp.^	81,187,300
500,000	Foster Wheeler, Ltd.#	28,385,000
1,000,000	FTI Consuting, Inc.#^	71,160,000
450,000	Genco Shipping & Trading, Ltd.^	30,681,000
1,250,000	General Cable Corp.#^	72,037,500
2,000,000	GrafTech International, Ltd.#^	46,900,000
3,250,000	Honeywell International, Inc.	165,230,000
1,166,000	Jacobs Engineering Group, Inc.#	90,178,440
1,100,000	KBR, Inc.	31,350,000
2,569,700	Manitowoc Company, Inc.^	67,737,292
571,551	Manpower, Inc.^	27,434,448
900,000	Parker-Hannifin Corp.^	55,512,000
397,000	Robbins & Myers, Inc.	20,155,690
300,000	SPX Corp.^	38,034,000
500,000	Stericycle, Inc.#^	29,875,000
875,000	SunPower Corp.#	68,923,750
600,000	Teledyne Technologies, Inc.#^	37,740,000
550,000	The Shaw Group, Inc.#	31,790,000
2,600,000	United Technologies Corp.	166,348,000
300,000	Valmont Industries, Inc.^	32,073,000
1,100,000	W.W. Grainger, Inc.	98,461,000
	Westinghouse Air Brake Technologies
1,350,000	Corp.^	74,925,000

		2,144,230,638

	Information Technology (35.5%)
1,000,000	Akamai Technologies, Inc.#^	23,340,000
3,600,000	Altera Corp.	79,020,000
3,250,000	Amkor Technology, Inc.#^	28,470,000
1,336,000	Amphenol Corp.^	63,687,120
425,000	Anixter International, Inc.#^	28,912,750
1,750,000	Ansys, Inc.#^	80,290,000
3,450,000	Apple, Inc.#	548,377,500
2,000,000	Aspen Technology, Inc.#	26,600,000
2,000,000	Atheros Communications, Inc.#	62,000,000
575,000	Baidu.com, Inc.#^	199,611,250
1,000,000	BMC Software, Inc.#	32,890,000
2,450,000	Broadcom Corp.#	59,510,500
4,499,200	Brocade Communications Systems, Inc.#^	30,369,600
6,050,000	Cisco Systems, Inc.#	133,039,500
1,550,000	CommScope, Inc.#^	69,114,500
2,150,000	Cypress Semiconductor Corp.#^	58,587,500
900,000	Diodes, Inc.#^	23,373,000
1,003,300	Dolby Laboratories, Inc.#	40,824,277
600,000	Equinix, Inc.#^	48,816,000
1,000,000	FactSet Research Systems Inc.^	57,670,000
3,000,000	FLIR Systems, Inc.#^	122,220,000
1,080,000	Google, Inc.#^	511,650,000
800,000	Hewitt Associates, Inc.#^	29,480,000
1,946,900	Jabil Circuit, Inc.	31,656,594
1,250,000	Linear Technology Corp.	38,812,500
5,500,000	LSI Logic Corp.#^	38,170,000
800,000	ManTech International Corp.#^	44,672,000
4,300,000	Marvell Technology Group Ltd.#^	63,597,000
520,000	MasterCard, Inc.^	126,958,000
2,300,000	MEMC Electronic Materials, Inc.#	106,283,000
700,000	Mettler-Toledo International, Inc.#^	75,257,000
800,000	Microchip Technology, Inc.^	25,544,000
1,750,000	Micros Systems, Inc.#^	55,440,000
2,500,000	Network Appliance, Inc.#^	63,875,000
2,800,000	Nintendo Company, Ltd.	170,329,040
2,500,000	Nokia Corp.	68,300,000
4,700,000	Nuance Communications, Inc.#^	72,944,000
1,500,000	Open Text Corp.#^	46,665,000
2,500,000	Parametric Technologies Corp.#^	48,425,000
1,200,000	Plexus Corp.#^	34,200,000
4,000,000	PMC-Sierra, Inc.#^	28,960,000
3,000,000	QUALCOMM, Inc.	166,020,000
4,200,000	Research In Motion, Ltd.#	515,844,000
1,100,000	Silicon Laboratories, Inc.#^	35,981,000
1,750,000	Sina Corp.#^	79,152,500
1,800,000	Synopsys, Inc.#	43,236,000
3,500,000	Teradata Corp.#	81,970,000
1,400,000	Trimble Navigation, Ltd.#^	46,480,000
2,850,000	Varian Semiconductor Equipment Associates, Inc.#^	83,277,000
1,860,000	Verigy, Ltd.#	41,347,800
3,750,000	Western Digital Corp.#^	107,962,500

		4,699,212,431

	Materials (5.0%)
500,000	Agrium, Inc.^	44,000,000
340,000	Air Products and Chemicals, Inc.^	32,371,400
520,000	CF Industries Holdings, Inc.	84,999,200
650,000	Cleveland-Cliffs, Inc.	70,466,500
600,000	Mosaic Company	76,326,000
1,450,000	Nucor Corp.^	82,969,000
650,000	Owens-Illinois, Inc.#	27,456,000
400,000	Praxair, Inc.^	37,492,000
325,000	Schnitzer Steel Industries, Inc.	29,328,000
2,300,000	Steel Dynamics, Inc.^	72,864,000
1,825,000	Terra Industries, Inc.^	98,550,000

		656,822,100

See accompanying Notes to Schedule of Investments

Calamos Growth Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES		VALUE

	Telecommunication Services (2.9%)
2,825,000	America Movil, SA de CV^	$142,634,250
1,700,000	China Mobile, Ltd.^	113,645,000
1,600,000	Millicom International Cellular, SA^	123,808,000

		380,087,250

	TOTAL COMMON STOCKS (Cost $11,078,793,833)	13,115,191,217

INVESTMENT IN AFFILIATED FUND (1.6%)
217,553,034	Calamos Government Money Market Fund - Class I Shares Ω (Cost $217,553,034)	217,553,034

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (17.8%)
891,700,000	Bank of New York Institutional Cash Reserve Fund	891,700,000
1,459,528,000	Goldman Sachs Financial Square Prime Obligations Fund	1,459,528,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $2,351,228,000)	2,351,228,000

TOTAL INVESTMENTS (118.6%) (Cost $13,647,574,867)		15,683,972,251

PAYABLE UPON RETURN OF SECURITIES LOANED (-17.8%)		(2,351,228,000)

LIABILITIES, LESS OTHER ASSETS (-0.8%)		(111,978,225)

NET ASSETS (100.0%)		$13,220,766,026

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
Ω	Investment in affiliated fund. During the period from November 1, 2007 through July 31, 2008, the fund had net purchases of $116,120,948 and received $5,883,867 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of $101,432,086 of the affiliated fund.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CONVERTIBLE BONDS (38.8%)
	Consumer Discretionary (1.9%)
19,603,000	Amazon.com, Inc.^ 4.750%, 02/01/09	$21,342,766
16,000,000	Aristocrat Leisure, Ltd.(in default)** 5.000%, 05/31/06	22,641,632
21,609,000	Best Buy Company, Inc. 2.250%, 01/15/22	22,662,439
26,000,000	The TJX Companies, Inc. 0.000%, 02/13/21	29,120,000

		95,766,837

	Energy (9.2%)
28,500,000	Chesapeake Energy Corp. 2.250%, 12/15/38	27,324,375
28,000,000	Hornbeck Offshore Services, Inc.‡ 1.625%, 11/15/26	31,239,600
79,000,000	Nabors Industries, Inc. 0.940%, 05/15/11	83,147,500
30,000,000	Schlumberger, Ltd.^ 2.125%, 06/01/23	76,762,500
26,000,000	SeaDrill, Ltd. 3.625%, 11/08/12	28,159,228
45,000,000	Superior Energy Services, Inc.*‡ 1.500%, 12/15/26	54,562,500
	Transocean, Inc.
104,361,000	1.625%, 12/15/37	112,057,624
50,000,000	1.500%, 12/15/37	53,562,500

		466,815,827

	Financials (0.4%)
21,500,000	NASDAQ Stock Market, Inc.* 2.500%, 08/15/13	18,490,000

	Health Care (8.1%)
27,090,000	Beckman Coulter, Inc.* 2.500%, 12/15/36	31,424,400
56,000,000	Genzyme Corp.^ 1.250%, 12/01/23	63,630,000
77,000,000	Gilead Sciences, Inc.*^ 0.500%, 05/01/11	112,420,000
70,000,000	Medtronic, Inc. 1.625%, 04/15/13	75,775,000
	Teva Pharmaceutical Industries, Ltd.
42,000,000	0.250%, 02/01/24	55,440,000
42,000,000	0.250%, 02/01/26^	43,470,000
20,500,000	0.500%, 02/01/24	24,676,875

		406,836,275

	Industrials (5.2%)
33,000,000	AGCO Corp. 1.250%, 12/15/36	53,295,000
72,000,000	L-3 Communications Holdings, Inc.^ 3.000%, 08/01/35	82,800,000
49,125,000	Lockheed Martin Corp.‡ 2.426%, 08/15/33	70,941,413
72,000,000	Roper Industries, Inc.‡ 1.481%, 01/15/34	55,260,000

		262,296,413

	Information Technology (14.0%)
25,300,000	Alliance Data Systems Corp.*^ 1.750%, 08/01/13	25,173,500
22,000,000	CA, Inc. 1.625%, 12/15/09	28,077,500
6,922,000	Cadence Design Systems, Inc.* 1.500%, 12/15/13	5,122,280
	EMC Corp.^
62,000,000	1.750%, 12/01/11*	71,455,000
55,000,000	1.750%, 12/01/11	63,387,500
60,309,000	Intel Corp.^ 2.950%, 12/15/35	58,725,889
	Linear Technology Corp.
28,000,000	3.000%, 05/01/27	25,830,000
27,000,000	3.125%, 05/01/27^	26,392,500
56,340,000	Network Appliance, Inc.*^ 1.750%, 06/01/13	59,227,425
47,654,000	Nuance Communications, Inc.*^ 2.750%, 08/15/27	50,274,970
43,105,000	ON Semiconductor Corp.^ 2.625%, 12/15/26	47,900,431
39,820,000	Red Hat, Inc. 0.500%, 01/15/24	40,516,850
	Skyworks Solutions, Inc.
10,000,000	1.500%, 03/01/12*	11,737,500
10,000,000	1.250%, 03/01/10*	11,712,500
4,670,000	1.500%, 03/01/12	5,481,412
4,670,000	1.250%, 03/01/10^	5,469,738
	Symantec Corp.
52,000,000	1.000%, 06/15/13^	63,765,000
51,500,000	0.750%, 06/15/11	62,508,125
41,624,000	VeriSign, Inc.* 3.250%, 08/15/37	47,035,120

		709,793,240

	TOTAL CONVERTIBLE BONDS (Cost $1,793,653,645)	1,959,998,592

SYNTHETIC CONVERTIBLE SECURITIES (5.0%)
Corporate Bonds (4.6%)
	Consumer Discretionary (0.9%)
23,670,000	McDonald’s Corp. 5.350%, 03/01/18	23,226,400
23,660,000	Target Corp. 6.000%, 01/15/18	23,905,189

		47,131,589

	Consumer Staples (0.5%)
23,665,000	Sysco Corp. 5.250%, 02/12/18	23,752,040

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Health Care (0.8%)
23,660,000	Eli Lilly and Company 5.200%, 03/15/17	$23,734,151
14,790,000	Wyeth 5.500%, 02/15/16	14,806,890

		38,541,041

	Industrials (1.1%)
8,870,000	Caterpillar, Inc. 5.450%, 04/15/18	8,747,931
23,660,000	General Electric Company 5.250%, 12/06/17	22,963,734
23,660,000	United Parcel Service, Inc. 5.500%, 01/15/18	23,998,456

		55,710,121

	Information Technology (0.4%)
23,665,000	Hewlett-Packard Company 5.500%, 03/01/18	23,292,749

	Telecommunication Services (0.9%)
23,660,000	AT&T, Inc.^ 5.500%, 02/01/18	23,137,256
23,660,000	Verizon Communications, Inc. 5.500%, 04/01/17	22,735,627

		45,872,883

	TOTAL CORPORATE BONDS	234,300,423

NUMBER OF
CONTRACTS		VALUE

Options (0.4%)
	Consumer Discretionary (0.1%)
	Amazon.com, Inc.#
1,070	Call, 01/16/10, Strike $70.00	2,490,425
715	Call, 01/16/10, Strike $80.00	1,342,413
3,930	Carnival Corp.# Call, 01/16/10, Strike $35.00	3,261,900

		7,094,738

	Consumer Staples (0.1%)
	Walgreen Company#
2,625	Call, 01/16/10, Strike $35.00	1,351,875
2,050	Call, 01/16/10, Strike $32.50	1,342,750

		2,694,625

	Industrials (0.1%)
	Boeing Company#
1,300	Call, 01/16/10, Strike $85.00	347,750
1,100	Call, 01/16/10, Strike $70.00	676,500
2,960	United Technologies Corp.# Call, 01/16/10, Strike $70.00	1,835,200

		2,859,450

	Information Technology (0.1%)
	Apple, Inc.#
855	Call, 01/16/10, Strike $170.00	2,885,625
325	Call, 01/16/10, Strike $180.00	974,187
	EMC Corp.#
5,300	Call, 01/16/10, Strike $15.00	1,563,500
4,000	Call, 01/16/10, Strike $17.50	744,000
	Google, Inc.#
155	Call, 01/16/10, Strike $540.00	1,012,925
130	Call, 01/16/10, Strike $580.00	684,450
2,500	Linear Technology Corp.# Call, 01/16/10, Strike $35.00	775,000

		8,639,687

	TOTAL OPTIONS	21,288,500

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $271,298,646)	255,588,923

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (6.0%)
	Financials (4.7%)
103,500	Bank of America Corp. 7.250%	96,565,500
2,212,165	Citigroup, Inc. 6.500%	97,611,781
49,000	SLM Corp. 7.250%	43,481,375

		237,658,656

	Materials (1.3%)
455,000	Freeport-McMoRan Copper & Gold, Inc. 6.750%	63,804,650

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $330,663,512)	301,463,306

COMMON STOCKS (49.4%)
	Consumer Discretionary (10.5%)
460,055	Amazon.com, Inc.#^	35,120,598
930,000	Apollo Group, Inc.#^	57,929,700
1,800,000	Coach, Inc.#	45,918,000
914,000	ITT Educational Services, Inc.#^	80,962,120
2,140,000	Nike, Inc.^	125,575,200
4,118,068	Walt Disney Company	124,983,364
1,620,000	Yum! Brands, Inc.	58,028,400

		528,517,382

	Consumer Staples (2.7%)
960,000	Coca-Cola Company^	49,440,000
615,000	Molson Coors Brewing Company^	33,191,550
798,225	PepsiCo, Inc.	53,129,856

		135,761,406

	Energy (3.3%)
534,980	ENSCO International, Inc.^	36,988,517
908,835	Halliburton Company^	40,733,985

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES		VALUE

995,000	Noble Corp.	$51,610,650
1,014,137	Pride International, Inc.#^	39,307,950

		168,641,102

	Financials (4.0%)
2,355,729	Aon Corp.	107,892,388
1,559,100	T. Rowe Price Group, Inc.^	93,312,135

		201,204,523

	Health Care (5.5%)
250,000	Alcon, Inc.^	43,107,500
1,080,000	Biogen Idec, Inc.#	75,340,800
770,000	Express Scripts, Inc.#	54,315,800
528,030	Novo Nordisk, A/S	33,535,185
1,200,000	Varian Medical Systems, Inc.#^	72,000,000

		278,299,285

	Industrials (6.1%)
1,990,000	Honeywell International, Inc.	101,171,600
1,591,087	Illinois Tool Works, Inc.^	74,542,426
330,000	Lockheed Martin Corp.	34,428,900
11,006	Manpower, Inc.	528,288
1,555,000	United Technologies Corp.	99,488,900

		310,160,114

	Information Technology (16.6%)
1,800,000	Accenture, Ltd.^	75,168,000
1,280,000	Adobe Systems, Inc.#^	52,928,000
3,223,425	Cisco Systems, Inc.#^	70,883,116
4,645,384	Dell, Inc.#	114,137,085
1,390,930	Infosys Technologies, Ltd.^	54,788,733
1,938,000	Intuit, Inc.#	52,965,540
219,345	MasterCard, Inc.^	53,553,082
3,070,325	Microsoft Corp.	78,968,759
1,479,825	Nintendo Company, Ltd.	90,020,418
2,835,000	Nokia Corp.	77,452,200
2,668,600	Oracle Corp.#	57,454,958
1,120,000	QUALCOMM, Inc.	61,980,800

		840,300,691

	Telecommunication Services (0.7%)
650,000	America Movil, SA de CV	32,818,500

	TOTAL COMMON STOCKS (Cost $2,335,595,478)	2,495,703,003

INVESTMENT IN AFFILIATED FUND (2.1%)
107,159,344	Calamos Government Money Market Fund - Class I Shares Ω (Cost $107,159,344)	107,159,344

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (8.0%)
9,199,000	Bank of New York Institutional Cash Reserve Fund	9,199,000

395,540,000	Goldman Sachs Financial Square Prime Obligations Fund	395,540,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $404,739,000)	404,739,000

TOTAL INVESTMENTS (109.3%) (Cost $5,243,109,625)		5,524,652,168

PAYABLE UPON RETURN OF SECURITIES LOANED (-8.0%)		(404,739,000)

LIABILITIES, LESS OTHER ASSETS (-1.3%)		(66,025,190)

NET ASSETS (100.0%)		$5,053,887,978

NOTES TO SCHEDULE OF INVESTMENTS

^	Security, or portion of security, is on loan.
**	In default status, such order being entered by a court in August 2005, and considered illiquid and non-income producing. The fund has received partial payment of $16,000,000 as of August 10, 2006. The instrument has been priced at a fair value following procedures approved by the board of trustees, and at July 31, 2008, involved the use of estimates and assumptions as determined by management personnel after evaluating information provided in the aforementioned court order and other relevant data.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2008.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2008, the value of 144A securities that could not be exchanged to the registered form is $102,890,925 or 2.0% of net assets.
#	Non-income producing security.
Ω	Investment in an affiliated fund. During the period from November 1, 2007 through July 31, 2008, the fund had net redemptions of $18,759,978 and received $3,595,002 in dividends from the affiliated fund. As of October 31, 2007, the fund had holdings of $125,919,322 of the affiliated fund.

Note: The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Value Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (97.2%)
		Consumer Discretionary (16.2%)
18,000		Apollo Group, Inc.#	$1,121,220
55,000		Carnival Corp.	2,031,700
27,750		Harley-Davidson,Inc.^	1,050,060
55,000		ITT Educational Services, Inc.#^	4,871,900
57,000		Nike, Inc.	3,344,760
90,000		Starbucks Corp.#	1,322,100
90,000		Walt Disney Company	2,731,500

			16,473,240

		Consumer Staples (14.5%)
87,000		Coca-Cola Company	4,480,500
90,000	CHF	Nestle Holdings, Inc.	3,947,847
36,000		PepsiCo, Inc.	2,396,160
75,000		Walgreen Company	2,575,500
58,000		Whole Foods Market,Inc.^	1,285,860

			14,685,867

		Energy (6.8%)
15,000		Devon Energy Corp.	1,423,350
21,000		Exxon Mobil Corp.	1,689,030
41,000		International Game Technology	890,110
76,000		Pride International,Inc.#	2,945,760

			6,948,250

		Financials (18.0%)
46,000		Allstate Corp.	2,126,120
38,000		American International Group, Inc.	989,900
60,000		Aon Corp.	2,748,000
57,000		Bank of America Corp.	1,875,300
94,000		Citigroup, Inc.	1,756,860
22,000		Franklin Resources, Inc.	2,213,420
37,000		JPMorgan Chase & Company	1,503,310
28,000		Legg Mason, Inc.	1,129,800
85,000		SLM Corp.#	1,456,050
80,000		Wells Fargo & Company	2,421,600

			18,220,360

		Health Care (9.7%)
18,000		Alcon, Inc.^	3,103,740
74,000		Johnson & Johnson	5,066,780
40,000		Wyeth	1,620,800

			9,791,320

		Industrials (6.3%)
56,000		Illinois Tool Works, Inc.	2,623,600
77,000		Southwest Airlines Company^	1,200,430
40,000		United Technologies Corp.	2,559,200

			6,383,230

		Information Technology (25.7%)
115,000		Cisco Systems, Inc.#	2,528,850
220,000		Dell, Inc.#	5,405,400
70,000		Infosys Technologies, Ltd.^	2,757,300
135,000	SEK	LM Ericsson Telephone Company	1,416,686
95,000		Microsoft Corp.	2,443,400
110,000	EUR	Nokia Corp.	3,002,170
190,000		Oracle Corp.#	4,090,700
58,000	EUR	SAP, AG	3,358,385
215,000		Tellabs, Inc.#	1,105,100

			26,107,991

		TOTAL COMMON STOCKS (Cost $95,098,223)	98,610,258

INVESTMENT IN AFFILIATED FUND (2.8%)
2,852,497		Calamos Government Money Market Fund - Class I Shares Ω (Cost $2,852,497)	2,852,497

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (10.3%)
4,255,000		Bank of New York Institutional Cash Reserve Fund	4,255,000
6,201,000		Goldman Sachs Financial Square Prime Obligations Fund	6,201,000

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $10,456,000)	10,456,000

TOTAL INVESTMENTS (110.3%) (Cost $108,406,720)			111,918,755

PAYABLE UPON RETURN OF SECURITIES LOANED (-10.3%)			(10,456,000)

OTHER ASSETS, LESS LIABILITIES (0.0%)			15,717

NET ASSETS (100.0%)			$101,478,472

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
Ω	Investment in affiliated fund. During the period from November 1, 2007 through July 31, 2008, the fund had net purchases of $2,728,574 and received $62,169 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of $123,923 of the affiliated fund.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
EUR	European Monetary Unit
SEK	Swedish Krona

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Blue Chip Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES		VALUE

COMMON STOCKS (98.1%)
	Consumer Discretionary (4.9%)
18,500	Amazon.com, Inc.#^	$1,412,290
24,000	Carnival Corp.	886,560
36,000	News Corp.	508,680
23,000	Nike, Inc.	1,349,640
10,000	Nordstrom, Inc.^	287,400
5,500	Target Corp.	248,765
66,000	Walt Disney Company	2,003,100

		6,696,435

	Consumer Staples (7.7%)
9,000	Altria Group, Inc.	183,150
36,000	Avon Products, Inc.	1,526,400
25,000	Coca-Cola Company	1,287,500
11,000	Colgate-Palmolive Company	816,970
40,000	CVS Corp.	1,460,000
11,000	Molson Coors Brewing Company	593,670
14,000	PepsiCo, Inc.	931,840
9,000	Philip Morris International, Inc.	464,850
21,076	Procter & Gamble Company	1,380,056
14,000	Wal-Mart Stores, Inc.	820,680
31,000	Walgreen Company	1,064,540

		10,529,656

	Energy (12.7%)
14,000	Cameron International Corp.#^	668,640
17,000	Chevron Corp.	1,437,520
29,000	ConocoPhillips	2,366,980
9,300	Devon Energy Corp.	882,477
8,000	ENSCO International, Inc.	553,120
54,000	Exxon Mobil Corp.	4,343,220
41,000	Halliburton Company	1,837,620
17,000	Noble Corp.	881,790
10,500	Occidental Petroleum Corp.	827,715
15,000	Schlumberger, Ltd.	1,524,000
9,000	Smith International, Inc.	669,420
10,970	Transocean, Inc.#	1,492,249

		17,484,751

	Financials (16.1%)
18,000	AFLAC, Inc.	1,000,980
56,000	American International Group, Inc.	1,458,800
34,000	Aon Corp.	1,557,200
46,000	Bank of America Corp.^	1,513,400
26,981	Bank of New York Mellon Corp.	957,826
56,000	Citigroup, Inc.	1,046,640
8,200	Franklin Resources, Inc.^	825,002
12,000	Hartford Financial Services Group, Inc.	760,680
86,000	JPMorgan Chase & Company	3,494,180
6,500	MetLife, Inc.	330,005
17,000	Prudential Financial, Inc.	1,172,490
57,000	SLM Corp.#^	976,410
6,000	State Street Corp.^	429,840
28,000	T. Rowe Price Group, Inc.	1,675,800
68,000	U.S. Bancorp	2,081,480
97,000	Wells Fargo & Company	2,936,190

		22,216,923

	Health Care (13.8%)
30,000	Abbott Laboratories	1,690,200
4,500	Alcon, Inc.	775,935
6,000	Baxter International, Inc.	411,660
14,000	Biogen Idec, Inc.#	976,640
49,000	Bristol-Myers Squibb Company	1,034,880
23,000	Eli Lilly and Company	1,083,530
30,000	Gilead Sciences, Inc.#	1,619,400
60,000	Johnson & Johnson	4,108,200
38,000	Medtronic, Inc.	2,007,540
25,000	Pfizer, Inc.	466,750
36,000	St. Jude Medical, Inc.#	1,676,880
13,000	Stryker Corp.^	834,470
19,000	Thermo Fisher Scientific, Inc.#	1,149,880
10,000	Wyeth	405,200
11,000	Zimmer Holdings, Inc.#	758,010

		18,999,175

	Industrials (13.0%)
25,000	3M Company	1,759,750
32,000	Boeing Company	1,955,520
6,500	Burlington Northern Santa Fe Corp.	676,845
5,000	Danaher Corp.	398,250
10,000	Emerson Electric Company^	487,000
10,000	General Dynamics Corp.	891,400
75,000	General Electric Company	2,121,750
40,000	Honeywell International, Inc.	2,033,600
27,000	Illinois Tool Works, Inc.	1,264,950
5,000	Lockheed Martin Corp.	521,650
13,000	Raytheon Company	740,090
5,000	Tyco International, Ltd.	222,800
14,000	Union Pacific Corp.	1,154,160
21,000	United Parcel Service, Inc.	1,324,680
37,000	United Technologies Corp.	2,367,260

		17,919,705

	Information Technology (23.4%)
19,500	Apple, Inc.#	3,099,525
59,000	Cisco Systems, Inc.#	1,297,410

See accompanying Notes to Schedule of Investments

Calamos Blue Chip Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES		VALUE

53,000	Corning, Inc.	$1,060,530
88,000	Dell, Inc.#	2,162,160
62,000	eBay, Inc.#^	1,560,540
43,000	EMC Corp.#	645,430
4,000	Google, Inc.#	1,895,000
33,000	Hewlett-Packard Company	1,478,400
31,000	Infosys Technologies, Ltd.	1,221,090
126,000	Intel Corp.	2,795,940
25,000	International Business Machines Corp.	3,199,500
2,500	MasterCard, Inc.	610,375
113,000	Microsoft Corp.	2,906,360
20,000	Nokia Corp.	546,400
122,000	Oracle Corp.#	2,626,660
45,000	QUALCOMM, Inc.	2,490,300
12,000	Research In Motion, Ltd.#	1,473,840
53,000	Symantec Corp.#	1,116,710

		32,186,170

	Materials (2.4%)
45,000	E.I. du Pont de Nemours and Company	1,971,450
7,000	Freeport-McMoRan Copper & Gold, Inc.	677,250
11,000	PPG Industries, Inc.	667,040

		3,315,740

	Telecommunication Services (2.8%)
96,500	AT&T, Inc.	2,973,165
26,000	Verizon Communications, Inc.	885,040

		3,858,205

	Utilities (1.3%)
15,500	Ameren Corp.^	636,895
11,000	Entergy Corp.	1,176,120

		1,813,015

	TOTAL COMMON STOCKS (Cost $123,943,767)	135,019,775

INVESTMENT IN AFFILIATED FUND (0.7%)
1,018,439	Calamos Government Money Market Fund - Class I Shares Ω (Cost $1,018,439)	1,018,439

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (5.9%)
6,584,000	Bank of New York Institutional Cash Reserve Fund	6,584,000
1,486,000	Goldman Sachs Financial Square Prime Obligations Fund	1,486,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $8,070,000)	8,070,000

TOTAL INVESTMENTS (104.7%) (Cost $133,032,206)		144,108,214

PAYABLE UPON RETURN OF SECURITIES LOAN (-5.9%)		(8,070,000)

OTHER ASSETS, LESS LIABILITIES (1.2%)		1,577,463

NET ASSETS (100.0%)		$137,615,677

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
Ω	Investment in affiliated fund. During the period from November 1, 2007 through July 31, 2008, the fund had net redemptions of $759,454 and received $37,545 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of $1,777,893 of the affiliated fund.

See accompanying Notes to Schedule of Investments

Calamos Multi-Fund Blend

 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES		VALUE

INVESTMENT IN AFFILIATED FUNDS (100.5%)
950,928	Calamos Global Growth and Income Fund - Class I Shares (cost $10,578,352)	$9,518,792
175,161	Calamos Growth Fund - Class I Shares (cost $10,615,774)	9,511,262
756,455	Calamos Value Fund - Class I Shares (cost $10,405,627)	8,873,218

	TOTAL INVESTMENT IN AFFILIATED FUNDS (Cost $31,599,753)	27,903,272

TOTAL INVESTMENTS (100.5%) (Cost $31,599,753)		27,903,272

LIABILITIES, LESS OTHER ASSETS (-0.5%)		(148,591)

NET ASSETS (100.0%)		$27,754,681

NOTES TO SCHEDULE OF INVESTMENTS

Investments in Affiliated Funds. The fund held the following investments in affiliated funds as of July 31, 2008. Purchases, sales, dividend income and capital gains are shown during the period from November 1, 2007, through July 31, 2008.

	VALUE		PROCEEDS FROM	DIVIDEND	DISTRIBUTED
	OCTOBER 31, 2007	PURCHASES	SALES	INCOME	CAPITAL GAINS

Calamos Global Growth and Income Fund	$11,979,023	$3,870,461	$3,347,583	$—	$683,461
Calamos Growth Fund	12,726,624	3,870,461	3,347,583	—	1,293,237
Calamos Value Fund	10,917,019	3,870,461	3,347,584	108,116	669,976

Total	$35,622,666	$11,611,383	$10,042,750	$108,116	$2,646,674

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (35.9%)
		Consumer Discretionary (5.0%)
8,500,000	EUR	Adidas, AG 2.500%, 10/08/18	$20,705,890
2,700,000		Aristocrat Leisure, Ltd. (in default)** 5.000%, 05/31/06	3,820,776
1,650,000,000	JPY	NC International, Ltd. (Nikon Corp.) 0.000%, 03/15/11	23,015,578
8,250,000	CHF	Swatch Group, AG 2.625%, 10/15/10	8,816,831

			56,359,075

		Consumer Staples (1.0%)
1,200,000,000	JPY	Asahi Breweries, Ltd. 0.000%, 05/26/28	11,857,823

		Energy (8.6%)
6,000,000		Hornbeck Offshore Services, Inc.‡ 1.625%, 11/15/26	6,694,200
6,000,000		Nabors Industries, Inc. 0.940%, 05/15/11	6,315,000
18,500,000		Petroleum Geo-Services ASA 2.700%, 12/03/12	16,210,625
18,000,000		SeaDrill, Ltd. 3.625%, 11/08/12	19,494,850
11,000,000		Subsea 7, Inc. 2.800%, 06/06/11	11,797,500
		Superior Energy Services, Inc.‡
7,600,000		1.500%, 12/15/26*	9,215,000
2,500,000		1.500%, 12/15/26	3,031,250
22,500,000		Transocean, Inc.^ 1.625%, 12/15/37	24,159,375

			96,917,800

		Financials (3.8%)
12,900,000		Banco Espirito Santo, SA 1.250%, 02/26/11	13,254,750
12,000,000	EUR	EFG Eurobank Ergasias 1.000%, 11/29/09	19,502,139
16,000,000	GBP	QBE Insurance Group, Ltd.* 0.000%, 05/16/27	9,863,172

			42,620,061

		Health Care (4.9%)
8,000,000		Gilead Sciences, Inc.* 0.500%, 05/01/11	11,680,000
15,000,000		Medtronic, Inc. 1.625%, 04/15/13	16,237,500
		Teva Pharmaceutical Industries, Ltd.
16,750,000		1.750%, 02/01/26^	18,529,688
9,000,000		0.250%, 02/01/26	9,315,000

			55,762,188

		Industrials (1.7%)
7,500,000		AGCO Corp. 1.250%, 12/15/36	12,112,500
3,750,000	EUR	SGL Carbon, AG 0.750%, 05/16/13	7,217,113

			19,329,613

		Information Technology (9.7%)
5,700,000		Alliance Data Systems Corp.*^ 1.750%, 08/01/13	5,671,500
		Cap Gemini, SA
12,500,000	EUR	1.000%, 01/01/12	9,203,119
11,500,000	EUR	2.500%, 01/01/10	9,512,097
1,300,000,000	JPY	Capcom Company, Ltd. 0.000%, 03/31/09	13,829,765
10,500,000		Compal Electronics, Inc. 0.000%, 08/19/10	11,130,525
		EMC Corp.^
10,000,000		1.750%, 12/01/11	11,525,000
4,500,000		1.750%, 12/01/11*	5,186,250
16,000,000		Intel Corp.^ 2.950%, 12/15/35	15,580,000
16,500,000		Symantec Corp. 0.750%, 06/15/11	20,026,875
800,000	CHF	Temenos Group, AG 1.500%, 03/21/13	1,359,031
6,000,000		VeriSign, Inc.* 3.250%, 08/15/37	6,780,000

			109,804,162

		Telecommunication Services (1.2%)
11,000,000		NII Holdings, Inc.^ 2.750%, 08/15/25	13,763,750

		TOTAL CONVERTIBLE BONDS (Cost $397,236,095)	406,414,472

SYNTHETIC CONVERTIBLE SECURITIES (2.5%)
Corporate Bonds (2.2%)
		Consumer Discretionary (0.5%)
6,180,000		McDonald’s Corp. 5.350%, 03/01/18	6,064,181

		Industrials (1.1%)
6,280,000		General Electric Company 5.250%, 12/06/17	6,095,192
6,470,000		Siemens, AG 5.750%, 10/17/16	6,445,983

			12,541,175

		Information Technology (0.6%)
6,470,000		Hewlett-Packard Company 5.500%, 03/01/18	6,368,227

		TOTAL CORPORATE BONDS	24,973,583

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
CONTRACTS			VALUE

Options (0.3%)
		Industrials (0.2%)
130,000	CHF	ABB, Ltd.# Call, 06/18/10, Strike $24.00	$966,250
570		Boeing Company# Call, 01/16/10, Strike $85.00	152,475
290	EUR	MAN, AG# Call, 12/18/09, Strike $84.00	247,439
36,000	EUR	Siemens, AG# Call, 06/18/10, Strike $68.00	1,136,569
575		United Technologies Corp.# Call, 01/16/10, Strike $70.00	356,500

			2,859,233

		Information Technology (0.1%)
145		Apple, Inc.# Call, 01/16/10, Strike $180.00	434,638
60		Google, Inc.# Call, 01/16/10, Strike $580.00	315,900

			750,538

		TOTAL OPTIONS	3,609,771

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $31,411,780)	28,583,354

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (7.2%)
		Financials (3.7%)
17,700		Bank of America Corp. 7.250%	16,514,100
365,000		Citigroup, Inc. 6.500%	16,105,625
11,000		SLM Corp. 7.250%	9,761,125

			42,380,850

		Materials (3.5%)
215	EUR	Bayer, AG 6.625%	25,043,598
255,000		Cia Vale do Rio Doce 5.500%	14,758,125

			39,801,723

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $93,566,928)	82,182,573

COMMON STOCKS (52.2%)
		Consumer Discretionary (2.8%)
205,000		Apollo Group, Inc.#	12,769,450
320,000		Nike, Inc.	18,777,600

			31,547,050

		Consumer Staples (1.7%)
130,000	EUR	Beiersdorf, AG	8,385,086
250,000	CHF	Nestle Holdings, Inc.	10,966,241

			19,351,327

		Energy (2.3%)
1,325,000	GBP	BP, PLC	13,599,041
230,000		Noble Corp.	11,930,100

			25,529,141

		Financials (7.4%)
130,000		Aon Corp.	5,954,000
280,000	CHF	Julius Baer Holding, AG	17,752,124
1,600	JPY	Mizuho Financial Group, Inc.	7,661,136
425,000	AUD	QBE Insurance Group, Ltd.	8,971,703
520,000	GBP	Standard Chartered, PLC	15,831,965
1,000	JPY	Sumitomo Mitsui Financial Group, Inc.	7,758,707
330,000		T. Rowe Price Group, Inc.	19,750,500

			83,680,135

		Health Care (9.6%)
275,000		Alcon, Inc.^	47,418,250
100,000		Biogen Idec, Inc.#	6,976,000
740,000	AUD	CSL, Ltd.	23,926,811
480,000	DKK	Novo Nordisk, AS - B Shares	30,434,723

			108,755,784

		Industrials (8.4%)
650,000	CHF	ABB, Ltd.#	17,040,769
130,000	EUR	Alstom	14,551,908
1,400,000	GBP	BAE Systems, PLC	12,422,993
329,000		Honeywell International, Inc.	16,726,360
240,000		Illinois Tool Works, Inc.	11,244,000
58,000	EUR	MAN, AG	5,817,030
266,000		United Technologies Corp.	17,018,680

			94,821,740

		Information Technology (19.0%)
210,000		Accenture, Ltd.	8,769,600
1,375,000	GBP	Autonomy Corp. PLC#	28,969,399
1,050,000		Dell, Inc.#	25,798,500
305,000		Infosys Technologies, Ltd.^	12,013,950
87,000	JPY	Nintendo Company, Ltd.	42,211,173
1,035,000	EUR	Nokia Corp.	28,247,694
255,000		QUALCOMM, Inc.	14,111,700
28,500	KRW	Samsung Electronics Co., Ltd.	15,767,818
325,000	EUR	SAP, AG	18,818,539
265,000		Satyam Computer Services, Ltd.^	5,655,100
155,000	EUR	Ubisoft Entertainment SA#	15,255,406

			215,618,879

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES		VALUE

	Telecommunication Services (1.0%)
232,000	America Movil, SA de CV	$11,713,680

	TOTAL COMMON STOCKS (Cost $563,403,792)	591,017,736

INVESTMENT IN AFFILIATED FUND (2.2%)
24,706,751	Calamos Government Money Market Fund - Class I Shares Ω (Cost $24,706,751)	24,706,751

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (3.9%)
3,000,000	Bank of New York Institutional Cash Reserve Fund	3,000,000
40,262,000	Goldman Sachs Financial Square Prime Obligations Fund	40,262,000

PRINCIPAL
AMOUNT		VALUE

1,151,000	Deutsche Bank, AG 2.200%, dated 07/31/08, due 08/01/08, repurchase price $1,151,070, collateralized by various U.S. Government Agency Securities 3.790% - 7.000%, 07/01/13 - 11/01/47 with a value of $1,168,335	1,151,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $44,413,000)	44,413,000

TOTAL INVESTMENTS (103.9%) (Cost $1,154,738,346)		1,177,317,886

OTHER ASSETS, LESS LIABILITIES (0.0%)		299,003

PAYABLE UPON RETURN OF SECURITIES LOANED (-3.9%)		(44,413,000)

NET ASSETS (100.0%)		$1,133,203,889

FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

Australian Dollar	10/23/08	33,594,000	$31,288,194	$304,981
Brazilian Real	10/23/08	11,544,000	7,213,691	(34,587)
British Pound Sterling	10/23/08	28,580,000	56,296,698	(11,818)
Danish Krone	10/23/08	113,007,000	23,511,774	15,744
Euro	10/23/08	111,450,000	173,071,746	98,707
Indian Rupee	10/23/08	291,983,000	6,765,446	5,960
Japanese Yen	10/23/08	9,402,312,000	87,575,207	(242,230)
Mexican Peso	10/23/08	44,493,000	4,375,034	(7,837)
New Taiwan Dollar	10/23/08	192,414,000	6,291,614	69,179
Norwegian Krone	10/23/08	119,813,000	23,196,358	(233,660)
South Korean Won	10/23/08	13,183,884,000	12,984,035	88,731
Swiss Franc	10/23/08	46,984,000	44,887,231	141,833

				$195,003

NOTES TO SCHEDULE OF INVESTMENTS

**	In default status, such order being entered by a court in August 2005, and considered illiquid and non-income producing. The fund has received partial payment of $2,700,000 as of August 10, 2006. The instrument has been priced at a fair value following procedures approved by the board of trustees, and at July 31, 2008, involved the use of estimates and assumptions as determined by management personnel after evaluating information provided in the aforementioned court order and other relevant data.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2008.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2008, the value of 144A securities that could not be exchanged to the registered form is $15,534,672 or 1.4% of net assets.
^	Security, or portion of security, is on loan.
#	Non-income producing security.
Ω	Investment in affiliated fund. During the period from November 1, 2007 through July 31, 2008, the fund had net purchases of $19,034,262 and received $6,487,561 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of $5,672,489 of the affiliated fund.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen
KRW	South Korea Won

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

COUNTRY ALLOCATION	JULY 31, 2008 (UNAUDITED)
Country	% of Net Assets

United States	31.3%

Japan	9.4%

Switzerland	9.2%

Germany	8.3%

United Kingdom	6.2%

France	4.3%

Cayman Islands	4.2%

Australia	4.1%

Denmark	2.7%

Bermuda	2.5%

Finland	2.5%

Brazil	2.5%

Israel	2.5%

Greece	1.7%

India	1.6%

Norway	1.4%

South Korea	1.4%

Mexico	1.0%

Taiwan	1.0%
Country allocations may vary over time.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (95.6%)
		Consumer Discretionary (3.5%)
40,000		Central European Media Enterprises, Ltd.#	$3,330,000
310,000	JPY	Nikon Corp.	9,006,794
180,000	EUR	Paddy Power, PLC	5,025,839

			17,362,633

		Consumer Staples (5.6%)
145,000	EUR	Beiersdorf AG	9,352,595
70,000	GBP	Reckitt Benckiser Group, PLC	3,816,398
3,600,000	MXN	Wal-Mart de Mexico SA de CV	14,645,648

			27,814,641

		Energy (5.9%)
67,000	CAD	Canadian Natural Resources, Ltd.	5,235,285
88,000	EUR	Saipem, SpA	3,402,288
169,000	NOK	SeaDrill, Ltd.	5,046,638
350,000	NOK	Subsea 7, Inc.#	8,225,235
130,000	CAD	Suncor Energy, Inc.	7,066,556

			28,976,002

		Financials (10.0%)
310,000		Banco Bradesco, SA	6,581,300
260,000	EUR	EFG Eurobank Ergasias	6,450,310
175,000	CHF	Julius Baer Holding, AG	11,095,078
430,000	GBP	Schroders, PLC	8,151,065
1,300,000	SGD	Singapore Exchange, Ltd.	6,389,692
350,000	GBP	Standard Chartered, PLC	10,656,130

			49,323,575

		Health Care (12.1%)
140,000		Alcon, Inc.	24,140,200
490,000	AUD	CSL, Ltd.	15,843,429
135,000		Mindray Medical International, Ltd.	5,393,250
226,000	DKK	Novo Nordisk, AS - B Shares	14,329,682

			59,706,561

		Industrials (14.5%)
500,000	CHF	ABB, Ltd.#	13,108,283
102,000	EUR	Alstom	11,417,651
1,050,000	GBP	BAE Systems, PLC	9,317,245
865,000	CAD	Bombardier, Inc.	6,200,596
180,000	EUR	KCI Konecranes Oyj	7,151,103
305,000	JPY	Komatsu, Ltd.	7,574,443
62,000	EUR	Krones AG	4,905,692
57,000	EUR	MAN, AG	5,716,736
870,000	GBP	Rolls-Royce Group, PLC#	6,133,339

			71,525,088

		Information Technology (36.5%)
1,060,000	GBP	Autonomy Corp. PLC#	22,332,773
15,000		Baidu.com, Inc.#	5,207,250
270,000		Check Point Software Technologies, Ltd.#	6,164,100
175,000	EUR	Gemalto N.V.#	6,599,314
377,000	TWD	High Tech Computer Corp.	5,916,527
285,000		Infosys Technologies, Ltd.	11,226,150
180,000	JPY	Konami Corp.	5,692,206
220,000		NDS Group, PLC#	12,702,800
27,000	KRW	NHN Corp.#	4,434,733
43,000	JPY	Nintendo Company, Ltd.	20,862,993
275,000	EUR	Nokia Corp.	7,505,426
425,000	BRL	Redecard S.A.	7,923,131
7,500	KRW	Samsung Electronics Co., Ltd.	4,149,426
116,000		Satyam Computer Services, Ltd.	2,475,440
135,000		Shanda Interactive Entertainment, Ltd.#	3,487,050
450,000	NOK	Tandberg, ASA	7,852,097
650,000	CHF	Temenos Group, AG#	19,146,015
620,000	HKD	Tencent Holdings, Ltd.	5,476,234
170,000	EUR	Ubisoft Entertainment SA#	16,731,736
660,000	HKD	Vtech Holdings	4,007,780

			179,893,181

		Materials (5.7%)
135,000	AUD	BHP Billiton, Ltd.	5,037,634
220,000		Cia Vale do Rio Doce	6,606,600
110,000	CAD	Teck Cominco, Ltd.	5,052,298
157,000	NOK	Yara International ASA	11,153,511

			27,850,043

		Telecommunication Services (1.8%)
180,000		America Movil, SA de CV	9,088,200

		TOTAL COMMON STOCKS (Cost $436,451,371)	471,539,924

INVESTMENT IN AFFILIATED FUND (4.3%)
20,923,734		Calamos Government Money Market Fund - Class I Shares Ω
		(Cost $20,923,734)	20,923,734

TOTAL INVESTMENTS (99.9%) (Cost $457,375,105)			492,463,658

OTHER ASSETS, LESS LIABILITIES (0.1%)			633,037

NET ASSETS (100.0%)			$493,096,695

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
Ω	Investment in affiliated fund. During the period from November 1, 2007 through July 31, 2008, the fund had net purchases of $9,582,183 and received $328,928 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of $11,341,551 of the affiliated fund.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korea Won
MXN	Mexican Peso
NOK	Norwegian Krone
SGD	Singapore Dollar
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

COUNTRY ALLOCATION	7/31/2008 (UNAUDITED)
Country	% of Net Assets

United Kingdom	14.8%

Switzerland	13.7%

Japan	8.7%

France	5.7%

Mexico	4.8%

Canada	4.8%

Cayman Islands	4.5%

Brazil	4.3%

Australia	4.2%

Germany	4.1%

Norway	3.9%

Finland	3.0%

Denmark	2.9%

India	2.8%

Bermuda	2.5%

South Korea	1.7%

Netherlands	1.3%

Greece	1.3%

Singapore	1.3%

Israel	1.3%

Taiwan	1.2%

China	1.1%

Ireland	1.0%

Italy	0.7%
Country allocations may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (99.0%)
		Consumer Discretionary (8.5%)
6,700		Amazon.com, Inc.#	$511,478
6,000		Apollo Group, Inc.#	373,740
3,700		Central European Media Enterprises, Ltd.#	308,025
8,400		Coach, Inc.#	214,284
4,500		ITT Educational Services, Inc.#	398,610
15,500		Nike, Inc.	909,540
16,000	JPY	Nikon Corp.	464,867
9,600	EUR	Paddy Power, PLC	268,045
14,000	CHF	Swatch Group, AG	612,925
15,000		Yum! Brands, Inc.	537,300

			4,598,814

		Consumer Staples (4.9%)
11,500	EUR	Beiersdorf, AG	741,757
15,000		Coca-Cola Company	772,500
275,000	MXN	Wal-Mart de Mexico, SA de CV	1,118,765

			2,633,022

		Energy (9.9%)
5,750	CAD	Canadian Natural Resources, Ltd.	449,297
8,200		IHS, Inc.#	510,286
14,700		Noble Corp.	762,489
3,000		Noble Energy, Inc.	221,610
21,000	NOK	Petroleum Geo-Services, ASA#	484,651
14,000	NOK	SeaDrill, Ltd.	418,065
3,900		Smith International, Inc.	290,082
32,000	NOK	Subsea 7, Inc.#	752,021
7,400	CAD	Suncor Energy, Inc.	402,250
5,600		Superior Energy Services, Inc.#	265,608
6,000		Transocean, Inc.#	816,180

			5,372,539

		Financials (9.1%)
9,000		Aon Corp.	412,200
27,000		Banco Bradesco, SA	573,210
14,000	EUR	EFG Eurobank Ergasias	347,324
2,700		IntercontinentalExchange, Inc.#	269,460
12,500	CHF	Julius Baer Holding, AG	792,506
25,000	GBP	Schroders, PLC	473,899
29,000	GBP	Standard Chartered, PLC	882,937
15,000		T. Rowe Price Group, Inc.	897,750
8,000		Waddell & Reed Financial, Inc.	267,200

			4,916,486

		Health Care (11.1%)
12,000		Alcon, Inc.	2,069,160
6,500		Biogen Idec, Inc.#	453,440
41,500	AUD	CSL, Ltd.	1,341,841
17,000		Gilead Sciences, Inc.#	917,660
19,500	DKK	Novo Nordisk, AS - B Shares	1,236,411

			6,018,512

		Industrials (13.4%)
37,000	CHF	ABB, Ltd.#	970,013
8,000	EUR	Alstom	895,502
52,000	GBP	BAE Systems, PLC	461,425
64,000	CAD	Bombardier, Inc.	458,772
7,600		Cummins, Inc.	504,184
8,300		Honeywell International, Inc.	421,972
13,000	EUR	KCI Konecranes, Oyj	516,469
21,000	JPY	Komatsu, Ltd.	521,519
5,800	EUR	Krones, AG	458,920
3,400	EUR	MAN, AG	340,998
60,000	GBP	Rolls-Royce Group, PLC#	422,989
4,500		Terex Corp.#	212,985
7,000		United Technologies Corp.	447,860
6,700		W.W. Grainger, Inc.	599,717

			7,233,325

		Information Technology (37.6%)
12,300		Apple, Inc.#	1,955,085
75,000	GBP	Autonomy Corp., PLC#	1,580,149
750		Baidu.com, Inc.#	260,363
12,000		Check Point Software Technologies, Ltd.#	273,960
20,000		eBay, Inc.#	503,400
13,400		FLIR Systems, Inc.#	545,916
3,200		Google, Inc.#	1,516,000
32,500	TWD	High Tech Computer Corp.	510,045
25,000		Infosys Technologies, Ltd.	984,750
22,500	CHF	Logitech International, SA#	595,838
2,200		MasterCard, Inc.	537,130
4,500	JPY	Nintendo Company, Ltd.	2,183,337
25,000	EUR	Nokia Corp.	682,311
34,000		Parametric Technologies Corp.#	658,580
12,000		QUALCOMM, Inc.	664,080
32,000	BRL	Redecard, S.A.	596,565
8,550		Research In Motion, Ltd.#	1,050,111
615	KRW	Samsung Electronics Co., Ltd.	340,253
12,000		Satyam Computer Services, Ltd.	256,080
12,900		Shanda Interactive Entertainment, Ltd.#	333,207
33,000	NOK	Tandberg, ASA	575,820
56,000	CHF	Temenos Group, AG#	1,649,503
16,000		Trimble Navigation, Ltd.#	531,200
13,000	EUR	Ubisoft Entertainment, SA#	1,279,486
48,000	HKD	Vtech Holdings	291,475

			20,354,644

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES			VALUE

		Materials (3.1%)
21,250		Cia Vale do Rio Doce	$638,137
6,000	CAD	Teck Cominco, Ltd.	275,580
10,800	NOK	Yara International, ASA	767,248

			1,680,965

		Telecommunication Services (1.4%)
15,000		America Movil, SA de CV	757,350

		TOTAL COMMON STOCKS (Cost $51,890,532)	53,565,657

INVESTMENT IN AFFILIATED FUND (0.9%)
476,589		Calamos Government Money Market Fund - Class I Shares Ω (Cost $476,589)	476,589

TOTAL INVESTMENTS (99.9)% (Cost $52,367,121)			54,042,246

OTHER ASSETS,LESS LIABILITIES (0.1%)			27,680

NET ASSETS (100.0%)			$54,069,926

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
Ω	Investment in affiliated fund. During the period from November 1, 2007 through July 31, 2008, the fund had net redemptions of $994,019 and received $29,587 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of $1,470,608 of the affiliated fund.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korea Won
MXN	Mexican Peso
NOK	Norwegian Krone
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

COUNTRY ALLOCATION	JULY 31, 2008 (UNAUDITED)
Country	% of Net Assets

United States	32.0%

Switzerland	12.4%

United Kingdom	7.1%

Japan	5.8%

Cayman Islands	5.4%

Canada	4.9%

France	4.0%

Mexico	3.5%

Norway	3.4%

Brazil	3.3%

Germany	2.9%

Australia	2.5%

India	2.3%

Denmark	2.3%

Finland	2.2%

Bermuda	1.9%

Taiwan	0.9%

Greece	0.6%

South Korea	0.6%

Israel	0.5%

Ireland	0.5%
Country allocations may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CONVERTIBLE BONDS (67.5%)
	Consumer Discretionary (3.6%)
2,375,000	Amazon.com, Inc. 4.750%, 02/01/09	$2,585,781
11,200,000	Carnival Corp. 2.000%, 04/15/21	11,998,000
5,400,000	The TJX Companies, Inc. 0.000%, 02/13/21	6,048,000

		20,631,781

	Consumer Staples (5.1%)
	Archer Daniels Midland Company^
7,350,000	0.875%, 02/15/14*	6,964,125
5,441,000	0.875%, 02/15/14	5,155,348
13,750,000	Molson Coors Brewing Company^ 2.500%, 07/30/13	16,568,750

		28,688,223

	Energy (12.2%)
8,700,000	Cameron International Corp. 2.500%, 06/15/26	13,147,875
6,300,000	Chesapeake Energy Corp. 2.250%, 12/15/38	6,040,125
12,000,000	Nabors Industries, Inc. 0.940%, 05/15/11	12,630,000
9,800,000	Pioneer Natural Resources Company 2.875%, 01/15/38	12,348,000
5,600,000	SeaDrill, Ltd. 3.625%, 11/08/12	6,065,065
17,800,000	Transocean, Inc. 1.625%, 12/15/37	19,112,750

		69,343,815

	Financials (2.5%)
5,000,000	NASDAQ Stock Market, Inc.* 2.500%, 08/15/13	4,300,000
8,100,000	SVB Financial Group* 3.875%, 04/15/11	10,013,625

		14,313,625

	Health Care (15.2%)
	Beckman Coulter, Inc.
13,300,000	2.500%, 12/15/36*	15,428,000
2,000,000	2.500%, 12/15/36^	2,320,000
8,000,000	Genzyme Corp.^ 1.250%, 12/01/23	9,090,000
13,150,000	Gilead Sciences, Inc.*^ 0.500%, 05/01/11	19,199,000
9,000,000	Invitrogen Corp. 1.500%, 02/15/24	9,213,750
	Medtronic, Inc.
10,000,000	1.625%, 04/15/13	10,825,000
6,000,000	1.500%, 04/15/11	6,465,000
12,500,000	Teva Pharmaceutical Industries, Ltd.^ 1.750%, 02/01/26	13,828,125

		86,368,875

	Industrials (6.6%)
	Alliant Techsystems, Inc.
5,500,000	2.750%, 09/15/11*	6,545,000
1,569,000	2.750%, 09/15/11^	1,867,110
11,400,000	Danaher Corp. 0.000%, 01/22/21	13,395,000
3,500,000	L-3 Communications Holdings, Inc.^ 3.000%, 08/01/35	4,025,000
2,800,000	Lockheed Martin Corp.‡ 2.426%, 08/15/33	4,043,480
4,860,000	Quanta Services, Inc.* 3.750%, 04/30/26	7,277,850

		37,153,440

	Information Technology (22.3%)
5,700,000	Alliance Data Systems Corp.*^ 1.750%, 08/01/13	5,671,500
5,250,000	Anixter International, Inc.^ 1.000%, 02/15/13	6,339,375
8,900,000	CA, Inc. 1.625%, 12/15/09	11,358,625
5,850,000	Digital River, Inc. 1.250%, 01/01/24	6,113,250
17,650,000	EMC Corp.^ 1.750%, 12/01/11	20,341,625
7,250,000	Informatica Corp.^ 3.000%, 03/15/26	7,721,250
14,500,000	Intel Corp. 2.950%, 12/15/35	14,119,375
6,150,000	Linear Technology Corp. 3.000%, 05/01/27	5,673,375
11,750,000	Network Appliance, Inc.*^ 1.750%, 06/01/13	12,352,187
5,300,000	ON Semiconductor Corp. 0.000%, 04/15/24	5,929,375
11,000,000	Sybase, Inc. 1.750%, 02/22/25	15,455,000
12,600,000	Symantec Corp.^ 1.000%, 06/15/13	15,450,750

		126,525,687

	TOTAL CONVERTIBLE BONDS (Cost $361,995,357)	383,025,446

SYNTHETIC CONVERTIBLE SECURITIES (5.4%)
Corporate Bonds (4.5%)
	Consumer Discretionary (0.9%)
5,000,000	McDonald’s Corp. 5.350%, 03/01/18	4,906,295

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Industrials (1.0%)
3,000,000	General Electric Company^ 5.250%, 12/06/17	$2,911,716
3,000,000	United Parcel Service, Inc. 5.500%, 01/15/18	3,042,915

		5,954,631

	Information Technology (0.9%)
5,000,000	Hewlett-Packard Company 5.500%, 03/01/18	4,921,350

	Telecommunication Services (1.7%)
5,000,000	AT&T, Inc. 5.500%, 02/01/18	4,889,530

5,000,000	Verizon Communications, Inc. 5.500%, 04/01/17	4,804,655

		9,694,185

	TOTAL CORPORATE BONDS	25,476,461

NUMBER OF
CONTRACTS		VALUE

Options (0.9%)
	Consumer Discretionary (0.4%)
305	Amazon.com, Inc.# Call, 01/16/10, Strike $70.00	709,887
1,135	Carnival Corp.# Call, 01/16/10, Strike $35.00	942,050
760	Nike, Inc.# Call, 01/16/10, Strike $60.00	699,200

		2,351,137

	Consumer Staples (0.1%)
1,130	Walgreen Company# Call, 01/16/10, Strike $32.50	740,150

	Information Technology (0.4%)
125	Apple, Inc.# Call, 01/16/10, Strike $170.00	421,875
1,130	Dell, Inc.# Call, 01/16/10, Strike $22.50	658,225
	Linear Technology Corp.#
1,000	Call, 01/16/10, Strike $35.00	310,000
275	Call, 01/16/10, Strike $30.00	143,000
415	QUALCOMM, Inc.# Call, 01/16/10, Strike $45.00	640,138

		2,173,238

	TOTAL OPTIONS	5,264,525

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $31,758,872)	30,740,986

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (7.0%)
	Financials (4.7%)
12,000	Bank of America Corp. 7.250%	$11,196,000
243,000	Citigroup, Inc. 6.500%	10,722,375
5,400	SLM Corp. 7.250%	4,791,825

		26,710,200

	Industrials (1.0%)
125,500	Avery Dennison Corp. 7.875%	5,522,000

	Materials (1.3%)
53,000	Freeport-McMoRan Copper & Gold, Inc. 6.750%	7,432,190

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $44,934,969)	39,664,390

COMMON STOCKS (18.4%)
	Consumer Discretionary (5.6%)
52,000	Apollo Group, Inc.#	3,239,080
172,500	Coach, Inc.#	4,400,475
86,000	ITT Educational Services, Inc.#^	7,617,880
182,000	Nike, Inc.	10,679,760
201,000	Walt Disney Company	6,100,350

		32,037,545

	Consumer Staples (1.0%)
107,000	Coca-Cola Company	5,510,500

	Financials (2.7%)
175,000	Aon Corp.	8,015,000
119,500	T. Rowe Price Group, Inc.	7,152,075

		15,167,075

	Health Care (2.9%)
53,000	Alcon, Inc.^	9,138,790
120,000	Varian Medical Systems, Inc.#^	7,200,000

		16,338,790

	Industrials (2.1%)
128,000	Honeywell International, Inc.	6,507,520
87,500	United Technologies Corp.	5,598,250

		12,105,770

	Information Technology (4.1%)
263,500	Cisco Systems, Inc.#	5,794,365
125,000	Dell, Inc.#	3,071,250
212,500	Nokia Corp.	5,805,500
230,000	Oracle Corp.#	4,951,900

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES		VALUE

61,000	QUALCOMM, Inc.	$3,375,740

		22,998,755

	TOTAL COMMON STOCKS (Cost $99,716,602)	104,158,435

INVESTMENT IN AFFILIATED FUND (0.5%)
	Calamos Government Money Market Fund - Class I Shares Ω
2,602,377	(Cost $2,602,377)	2,602,377

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (17.1%)
26,000,000	Bank of New York Institutional Cash Reserve Fund	26,000,000
67,141,000	Goldman Sachs Financial Square Prime Obligations Fund	67,141,000

PRINCIPAL
AMOUNT		VALUE

4,009,000	Deutsche Bank, AG 2.200%, dated 07/31/08, due 08/01/08, repurchase price $4,009,245, collateralized by various U.S. Government Agency Securities 3.790% - 7.000%, 07/01/13 - 11/01/47 with a value of $4,069,380	4,009,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $97,150,000)	97,150,000

TOTAL INVESTMENTS (115.9%) (Cost $638,158,177)		657,341,634

PAYABLE UPON RETURN OF SECURITIES LOANED (-17.1%)		(97,150,000)

OTHER ASSETS, LESS LIABILITIES (1.2%)		7,157,242

NET ASSETS (100.0%)		$567,348,876

FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

Euro	10/23/08	1,812,000	$2,813,872	$1,605
Norwegian Krone	10/23/08	16,840,000	3,260,303	(32,842)

				$(31,237)

NOTES TO SCHEDULE OF INVESTMENTS

^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2008, the value of 144A securities that could not be exchanged to the registered form is $32,337,312 or 5.7% of net assets.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2008.
#	Non-income producing security.
Ω	Investment in affiliated fund. During the period from November 1, 2007 through July 31, 2008, the fund had net redemptions of $7,223,306 and received $222,290 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of $9,825,683 of the affiliated fund.

Note: The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CONVERTIBLE BONDS (23.6%)
	Consumer Discretionary (1.7%)
2,000,000	Eddie Bauer Holdings, Inc.* 5.250%, 04/01/14	$1,595,000
15,800,000	Ford Motor Company<> 4.250%, 12/15/36	11,060,000
9,400,000	Interpublic Group of Companies, Inc.<> 4.250%, 03/15/23	9,541,000
4,000,000	Sotheby’s Holdings, Inc.* 3.125%, 06/15/13	4,205,000

		26,401,000

	Consumer Staples (1.9%)
13,000,000	Archer Daniels Midland Company*<> 0.875%, 02/15/14	12,317,500
	Chattem, Inc.
4,000,000	2.000%, 11/15/13*	5,040,000
2,500,000	1.625%, 05/01/14<>	2,631,250
2,000,000	1.625%, 05/01/14*	2,105,000
2,150,000	Smithfield Foods, Inc. 4.000%, 06/30/13	2,537,000
	Spartan Stores, Inc.
4,800,000	3.375%, 05/15/27	4,362,000
2,000,000	3.375%, 05/15/27*	1,817,500

		30,810,250

	Energy (1.4%)
10,000,000	Carrizo Oil & Gas, Inc. 4.375%, 06/01/28	9,050,000
4,700,000	Hornbeck Offshore Services, Inc.<> 1.625%, 11/15/26	5,243,790
3,000,000	Superior Energy Services, Inc. 1.500%, 12/15/26	3,637,500
	Trico Marine Services, Inc.
2,650,000	3.000%, 01/15/27^	2,169,688
2,500,000	3.000%, 01/15/27*	2,046,875

		22,147,853

	Financials (0.3%)
4,600,000	Affiliated Managers Group, Inc. 3.950%, 08/15/38	4,413,700

	Health Care (3.3%)
4,000,000	Conceptus, Inc.<> 2.250%, 02/15/27	3,560,000
2,400,000	Conmed Corp. 2.500%, 11/15/24	2,448,000
13,500,000	Emdeon Corp. 3.125%, 09/01/25	12,048,750
1,500,000	Five Star Quality Care, Inc.*<> 3.750%, 10/15/26	1,010,625
5,000,000	Integra LifeSciences Holdings Corp.* 2.375%, 06/01/12	4,618,750
3,000,000	ISIS Pharmaceuticals, Inc.* 2.625%, 02/15/27	4,001,250
5,500,000	Millipore Corp. 3.750%, 06/01/26	5,623,750
3,000,000	SonoSite, Inc. 3.750%, 07/15/14	3,326,250
9,000,000	St. Jude Medical, Inc.*<> 1.220%, 12/15/08	9,168,750
9,500,000	Thoratec Corp. 1.380%, 05/16/34	6,258,125

		52,064,250

	Industrials (4.9%)
10,000,000	Covanta Holding Corp.<> 1.000%, 02/01/27	11,037,500
2,000,000	DRS Technologies, Inc.*<> 2.000%, 02/01/26	2,722,500
9,420,000	Energy Conversion Devices, Inc.^<> 3.000%, 06/15/13	9,361,125
4,800,000	EnerSys<> 1.000%, 06/01/38	5,118,000
10,000,000	General Cable Corp.* 1.000%, 10/15/12	9,662,500
9,000,000	JA Solar Holdings Co., Ltd.<> 4.500%, 05/15/13	7,335,000
12,500,000	Orbital Sciences Corp.* 2.438%, 01/15/27	15,187,500
	School Specialty, Inc.
10,000,000	3.750%, 11/30/26*	9,037,500
3,500,000	3.750%, 11/30/26^	3,163,125
5,000,000	Suntech Power Holdings Company, Ltd.* 3.000%, 03/15/13	5,300,000

		77,924,750

	Information Technology (7.7%)
11,000,000	Ciena Corp.<> 0.875%, 06/15/17	8,098,750
5,400,000	Cypress Semiconductor Corp.<> 1.000%, 09/15/09	6,750,000
4,700,000	Diodes, Inc.<> 2.250%, 10/01/26	4,453,250
	EMC Corp.
10,000,000	1.750%, 12/01/11*<>	11,525,000
5,000,000	1.750%, 12/01/11	5,762,500
5,100,000	Epicor Software Corp.<> 2.375%, 05/15/27	3,487,125
1,900,000	FEI Company<> 2.875%, 06/01/13	2,037,750
13,100,000	Informatica Corp.<> 3.000%, 03/15/26	13,951,500
5,000,000	Lawson Software Americas, Inc.*<> 2.500%, 04/15/12	4,850,000
4,000,000	Macrovision Corp.* 2.625%, 08/15/11	3,540,000
	Mentor Graphics Corp.
4,800,000	4.434%, 08/06/23<>	4,728,000
2,760,000	6.250%, 03/01/26	2,911,800

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

12,000,000	Micron Technology, Inc.<> 1.875%, 06/01/14	$7,890,000
	ON Semiconductor Corp.
9,000,000	2.625%, 12/15/26*<>	10,001,250
1,800,000	2.625%, 12/15/26	2,000,250
8,000,000	SPSS, Inc.* 2.500%, 03/15/12	7,940,000
12,500,000	Sybase, Inc.<> 1.750%, 02/22/25	17,562,500
4,300,000	Tech Data Corp. 2.750%, 12/15/26	4,052,750

		121,542,425

	Materials (1.5%)
4,700,000	Coeur d’Alene Mines Corp.<> 3.250%, 03/15/28	3,953,875
10,000,000	Kinross Gold Corp.* 1.750%, 03/15/28	9,550,000
7,000,000	Sino-Forest Corp.*^ 5.000%, 08/01/13	7,122,500
5,000,000	Stillwater Mining Company* 1.875%, 03/15/28	3,737,500

		24,363,875

	Telecommunication Services (0.9%)
	SBA Communications Corp.*
7,000,000	0.375%, 12/01/10<>	8,470,000
5,000,000	1.875%, 05/01/13	5,331,250

		13,801,250

	TOTAL CONVERTIBLE BONDS (Cost $393,909,425)	373,469,353

SYNTHETIC CONVERTIBLE SECURITIES (5.4%)
Corporate Bonds (3.4%)
	Consumer Staples (0.6%)
5,000,000	Philip Morris International, Inc. 4.875%, 05/16/13	4,901,610
5,000,000	Wal-Mart Stores, Inc. 4.250%, 04/15/13	4,978,535

		9,880,145

	Industrials (1.6%)
5,000,000	Caterpillar, Inc. 4.250%, 02/08/13	4,911,455
5,000,000	Deere & Company 4.500%, 04/03/13	4,940,715
10,000,000	General Electric Company 5.250%, 10/19/12	10,060,010
5,000,000	Honeywell International, Inc. 4.250%, 03/01/13	4,949,725

		24,861,905

	Information Technology (0.6%)
5,000,000	Hewlett-Packard Company 4.500%, 03/01/13	4,960,140
5,000,000	Oracle Corp. 5.000%, 01/15/11	5,110,830

		10,070,970

	Telecommunication Services (0.6%)
5,000,000	AT&T, Inc. 4.950%, 01/15/13	5,006,170
	Verizon Communications, Inc.
5,000,000	4.350%, 02/15/13	4,830,810

		9,836,980

	TOTAL CORPORATE BONDS	54,650,000

U.S. Government and Agency Securities (1.3%)
20,000,000	United States Treasury Notes 4.125%, 08/15/08	20,026,580

NUMBER OF
CONTRACTS		VALUE

Options (0.7%)
	Consumer Discretionary (0.1%)
$500	Central European Distribution Corp.# Call, 01/16/10, Strike $70.00	900,000

	Financials (0.2%)
80	CME Group, Inc.# Call, 01/16/10, Strike $390.00	565,600
	Goldman Sachs Group, Inc.#
180	Call, 01/16/10, Strike $160.00	905,850
45	Call, 01/17/09, Strike $160.00	166,613
365	IntercontinentalExchange, Inc.# Call, 01/16/10, Strike $125.00	739,125
900	NYMEX Holdings, Inc.# Call, 01/17/09, Strike $125.00	9,000
1,100	NYSE Euronext# Call, 01/17/09, Strike $90.00	22,000
2,500	TD Ameritrade Holding Corp.# Call, 01/16/10, Strike $20.00	1,000,000

		3,408,188

	Health Care (0.1%)
	Gen-Probe, Inc.#
440	Call, 01/16/10, Strike $60.00	510,400
440	Call, 01/16/10, Strike $50.00	301,400
650	Waters Corp.# Call, 01/16/10, Strike $60.00	997,750

		1,809,550

	Industrials (0.1%)
1,130	Terex Corp.# Call, 01/16/10, Strike $70.00	655,400

	Information Technology (0.2%)
1,300	Altera Corp.# Call, 01/16/10, Strike $20.00	695,500
70	Baidu.com, Inc.# Call, 01/16/10, Strike $270.00	976,850

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

750	FormFactor, Inc.# Call, 01/17/09, Strike $30.00	$15,000
1,850	Linear Technology Corp.# Call, 01/16/10, Strike $35.00	573,500
	Sandisk Corp.#
1,060	Call, 01/17/09, Strike $50.00	2,650
1,030	Call, 01/17/09, Strike $35.00	7,210
760	Silicon Laboratories, Inc.# Call, 01/16/10, Strike $30.00	657,400
1,650	Synopsys, Inc.# Call, 01/16/10, Strike $25.00	610,500

		3,538,610

	TOTAL OPTIONS	10,311,748

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $94,580,846)	84,988,328

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (1.3%)
	Financials (0.5%)
90,000	American International Group, Inc. 8.500%	5,176,800
57,500	Legg Mason, Inc. 7.000%	2,278,725

		7,455,525

	Health Care (0.3%)
5,000	Mylan Laboratories, Inc.<> 6.500%	4,470,500

	Materials (0.2%)
43,000	Hecla Mining Company<> 6.500%	3,979,650

	Telecommunication Services (0.3%)
78,000	Crown Castle International Corp.<> 6.250%	4,329,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $21,192,438)	20,234,675

COMMON STOCKS (65.0%)
	Consumer Discretionary (3.3%)
65,000	Amazon.com, Inc.#	4,962,100
130,000	Carnival Corp.	4,802,200
273,500	Comcast Corp.	5,639,570
582,500	News Corp.	8,510,325
133,700	Nike, Inc.	7,845,516
71,300	Target Corp.	3,224,899
333,500	Time Warner, Inc.	4,775,720
394,300	Walt Disney Company	11,967,005

		51,727,335

	Consumer Staples (5.6%)
334,500	Altria Group, Inc.	6,807,075
215,000	Coca-Cola Company	11,072,500
82,300	Colgate-Palmolive Company	6,112,421
150,000	CVS Corp.	5,475,000
156,800	PepsiCo, Inc.	10,436,608
274,500	Philip Morris International, Inc.^	14,177,925
302,800	Procter & Gamble Company	19,827,344
239,500	Wal-Mart Stores, Inc.	14,039,490

		87,948,363

	Energy (8.4%)
248,500	Chevron Corp.	21,013,160
193,886	ConocoPhillips	15,824,975
63,200	Devon Energy Corp.	5,997,048
50,000	ENSCO International, Inc.	3,457,000
480,550	Exxon Mobil Corp.	38,650,636
162,000	Halliburton Company	7,260,840
120,000	Occidental Petroleum Corp.^	9,459,600
184,200	Schlumberger, Ltd.	18,714,720
45,000	Smith International, Inc.	3,347,100
67,984	Transocean, Inc.#	9,247,864

		132,972,943

	Financials (10.3%)
135,000	AFLAC, Inc.	7,507,350
245,100	American International Group, Inc.	6,384,855
640,900	Bank of America Corp.	21,085,610
200,188	Bank of New York Mellon Corp.	7,106,674
866,300	Citigroup, Inc.	16,191,147
65,600	Franklin Resources, Inc.	6,600,016
85,500	Hartford Financial Services Group, Inc.	5,419,845
702,700	JPMorgan Chase & Company^	28,550,701
156,800	MetLife, Inc.	7,960,736
101,000	Morgan Stanley	3,987,480
95,000	Prudential Financial, Inc.	6,552,150
230,000	SLM Corp.#	3,939,900
75,000	State Street Corp.	5,373,000
113,400	T. Rowe Price Group, Inc.^	6,786,990
370,000	U.S. Bancorp	11,325,700
645,000	Wells Fargo & Company	19,524,150

		164,296,304

	Health Care (9.0%)
347,800	Abbott Laboratories	19,595,052
90,000	Baxter International, Inc.	6,174,900
430,200	Bristol-Myers Squibb Company^	9,085,824
205,000	Eli Lilly and Company	9,657,550
225,000	Gilead Sciences, Inc.#	12,145,500

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES		VALUE

439,500	Johnson & Johnson	$30,092,565
230,000	Medtronic, Inc.	12,150,900
474,200	Merck & Company, Inc.	15,601,180
693,600	Pfizer, Inc.	12,949,512
85,000	Stryker Corp.	5,456,150
264,950	Wyeth	10,735,774

		143,644,907

	Industrials (8.8%)
170,000	3M Company	11,966,300
154,600	Boeing Company	9,447,606
71,300	Burlington Northern Santa Fe Corp.^	7,424,469
120,400	Emerson Electric Company	5,863,480
66,000	General Dynamics Corp.	5,883,240
1,545,000	General Electric Company	43,708,050
229,000	Honeywell International, Inc.	11,642,360
58,400	Lockheed Martin Corp.	6,092,872
108,800	Raytheon Company^	6,193,984
26,750	Tyco International, Ltd.	1,191,980
92,200	Union Pacific Corp.	7,600,968
157,500	United Parcel Service, Inc. ~	9,935,100
205,000	United Technologies Corp.	13,115,900

		140,066,309

	Information Technology (14.2%)
108,000	Apple, Inc.#	17,166,600
1,140,000	Cisco Systems, Inc.#	25,068,600
665,000	Dell, Inc.#	16,339,050
465,000	eBay, Inc.#	11,704,050
37,000	Google, Inc.#	17,528,750
468,400	Hewlett-Packard Company	20,984,320
1,018,000	Intel Corp.	22,589,420
209,700	International Business Machines Corp.	26,837,406
1,078,400	Microsoft Corp.	27,736,448
817,000	Oracle Corp.#	17,590,010
282,100	QUALCOMM, Inc.	15,611,414
270,000	Symantec Corp.#	5,688,900

		224,844,968

	Materials (1.6%)
215,000	E.I. du Pont de Nemours and Company	9,419,150
45,000	Freeport-McMoRan Copper & Gold, Inc.	4,353,750
116,300	Newmont Mining Corp. ~	5,577,748
100,000	Nucor Corp.	5,722,000

		25,072,648

	Telecommunication Services (2.0%)
710,100	AT&T, Inc.^	21,878,181
305,000	Verizon Communications, Inc.	10,382,200

		32,260,381

	Utilities (1.8%)
244,600	Duke Energy Corp.	4,300,068
55,000	Entergy Corp.	5,880,600
97,000	Exelon Corp.	7,626,140
97,000	FPL Goup, Inc.	6,259,410
90,000	Progress Energy, Inc.	3,807,900

		27,874,118

	TOTAL COMMON STOCKS (Cost $1,142,527,489)	1,030,708,276

NUMBER OF
CONTRACTS		VALUE

OPTIONS (0.9%)
	Financials (0.9%)
440	S & P 500 Index# Put, 09/20/08, Strike $1,220.00	1,045,000
	SPDR Trust Series 1#
8,500	Put, 08/16/08, Strike $133.00	5,461,250
6,000	Put, 09/20/08, Strike $123.00	1,671,000
4,250	Put, 08/16/08, Strike $129.00	1,445,000
4,200	Put, 08/16/08, Strike $128.00	1,184,400
4,000	Put, 09/20/08, Strike $120.00	786,000
3,000	Put, 10/18/08, Strike $120.00	831,000
2,000	Put, 10/18/08, Strike $122.00	670,000
2,000	Put, 10/18/08, Strike $121.00	610,000

	TOTAL OPTIONS (Cost $11,361,933)	13,703,650

NUMBER OF
SHARES		VALUE

INVESTMENT IN AFFILIATED FUND (3.2%)
51,296,908	Calamos Government Money Market Fund- Class I Shares Ω (Cost $51,296,908)	51,296,908

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (0.9%)
14,291,000	Bank of New York Institutional Cash Reserve Fund (Cost $14,291,000)	14,291,000

TOTAL INVESTMENTS (100.3%) (Cost $1,729,160,039)		1,588,692,190

PAYABLE UPON RETURN OF SECURITIES LOANED (-0.9%)		(14,291,000)

OTHER ASSETS, LESS LIABILITIES (0.6%)		10,169,061

NET ASSETS (100.0%)		$1,584,570,251

COMMON STOCKS SOLD SHORT (-12.7%)
	Consumer Discretionary (-0.9%)
(20,000)	Central European Distribution Corp.	(1,459,200)
(93,600)	Eddie Bauer Holdings, Inc.	(520,884)
(1,542,902)	Ford Motor Company	(7,405,930)
(329,300)	Interpublic Group of Companies, Inc.	(2,894,547)
(82,300)	Sotheby’s Holdings, Inc.	(2,283,002)

		(14,563,563)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES			VALUE

		Consumer Staples (-0.9%)
(133,600)		Archer Daniels Midland Company	$(3,824,968)
(103,900)		Chattem, Inc.	(6,698,433)
(57,400)		Smithfield Foods, Inc.	(1,232,952)
(105,000)		Spartan Stores, Inc.	(2,497,950)

			(14,254,303)

		Energy (-0.6%)
(50,050)		Carrizo Oil & Gas, Inc.	(2,519,517)
(68,000)		Hornbeck Offshore Services, Inc.	(3,031,440)
(54,300)		Superior Energy Services, Inc.	(2,575,449)
(65,000)		Trico Marine Services, Inc.	(1,658,800)

			(9,785,206)

		Financials (-0.7%)
(20,700)		Affiliated Managers Group, Inc.	(1,788,480)
(1,850)		Chicago Mercantile Exchange Holdings, Inc.	(666,241)
(14,300)		Goldman Sachs Group, Inc.	(2,631,772)
(6,300)		IntercontinentalExchange, Inc.	(628,740)
(23,000)		Legg Mason, Inc.	(928,050)
(185,500)		TD Ameritrade Holding Corp.	(3,693,305)

			(10,336,588)

		Health Care (-1.8%)
(88,100)		Conceptus, Inc.	(1,503,867)
(26,300)		Conmed Corp.	(799,257)
(57,500)		Five Star Quality Care, Inc.	(252,425)
(32,500)		Gen-Probe, Inc.	(1,732,900)
(460,000)		HLTH Corp.	(5,032,400)
(38,800)		Integra LifeSciences Holdings Corp.	(1,771,608)
(123,000)		ISIS Pharmaceuticals, Inc.	(2,106,990)
(24,300)		Millipore Corp.	(1,709,505)
(270,000)		Mylan Laboratories, Inc.	(3,501,900)
(55,735)		SonoSite, Inc.	(1,825,878)
(59,500)		St. Jude Medical, Inc.	(2,771,510)
(184,064)		Thoratec Corp.	(3,453,041)
(24,500)		Waters Corp.	(1,664,530)

			(28,125,811)

		Industrials (-2.3%)
(249,860)		Covanta Holding Corp.	(7,031,060)
(20,000)		DRS Technologies, Inc.	(1,576,000)
(57,600)		Energy Conversion Devices, Inc.	(4,027,968)
(82,700)		EnerSys	(2,669,556)
(71,000)		General Cable Corp.	(4,091,730)
(118,500)		JA Solar Holdings Co., Ltd.	(1,797,645)
(332,300)		Orbital Sciences Corp.	(8,310,823)
(117,205)		School Specialty, Inc.	(3,904,099)
(79,200)		Suntech Power Holdings Company, Ltd.	(2,650,032)
(14,200)		Terex Corp.	(672,086)

			(36,730,999)

		Information Technology (-4.0%)
(54,000)		Altera Corp.	(1,185,300)
(5,000)		Baidu.com, Inc.	(1,735,750)
(186,000)		Ciena Corp.	(3,844,620)
(158,300)		Cypress Semiconductor Corp.	(4,313,675)
(71,900)		Diodes, Inc.	(1,867,243)
(561,000)		EMC Corp.	(8,420,610)
(129,100)		Epicor Software Corp.	(872,716)
(41,800)		FEI Company	(1,055,450)
(393,400)		Informatica Corp.	(6,369,146)
(258,295)		Lawson Software Americas, Inc.	(2,094,772)
(50,000)		Linear Technology Corp.	(1,552,500)
(71,300)		Macrovision Corp.	(1,083,760)
(38,200)		Mentor Graphics Corp.	(530,216)
(377,900)		Micron Technology, Inc.	(1,825,257)
(759,600)		ON Semiconductor Corp.	(7,132,644)
(52,000)		Silicon Laboratories, Inc.	(1,700,920)
(99,800)		SPSS, Inc.	(3,298,390)
(370,563)		Sybase, Inc.	(12,454,622)
(69,000)		Synopsys, Inc.	(1,657,380)
(38,700)		Tech Data Corp.	(1,349,469)

			(64,344,440)

		Materials (-0.7%)
(538,000)		Coeur d’Alene Mines Corp.	(1,554,820)
(270,700)		Hecla Mining Company	(2,485,026)
(200,000)		Kinross Gold Corp.	(3,630,000)
(134,000	) CAD	Sino-Forest Corp.	(2,133,112)
(106,600)		Stillwater Mining Company	(1,012,700)

			(10,815,658)

		Telecommunication Services (-0.8%)
(68,800)		Crown Castle International Corp.	(2,628,160)
(265,200)		SBA Communications Corp.	(10,048,428)

			(12,676,588)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $214,587,054)	(201,633,156)

NUMBER OF
CONTRACTS			VALUE

WRITTEN OPTIONS (-1.1%)
		Financials (-1.0%)
30		CME Group, Inc.# Call, 09/20/08, Strike $380.00	(55,350)
130		IntercontinentalExchange, Inc.# Call, 09/20/08, Strike $110.00	(81,900)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

	S & P 500 Index#
1,375	Call, 10/18/08, Strike $1,350.00	$(2,220,625)
1,200	Call, 11/22/08, Strike $1,325.00	(4,062,000)
550	Call, 10/18/08, Strike $1,300.00	(1,900,250)
400	Call, 10/18/08, Strike $1,375.00	(402,000)
200	Call, 11/22/08, Strike $1,375.00	(345,000)
	SPDR Trust Series 1#
5,500	Call, 12/20/08, Strike $131.00	(2,681,250)
4,000	Call, 12/20/08, Strike $135.00	(1,270,000)
3,000	Call, 12/20/08, Strike $140.00	(510,000)
3,000	Call, 12/20/08, Strike $138.00	(670,500)
3,000	Call, 12/20/08, Strike $137.00	(756,000)
3,000	Call, 12/20/08, Strike $136.00	(852,000)

		(15,806,875)

	Health Care (0.0%)
500	ISIS Pharmaceuticals, Inc.# Call, 10/18/08, Strike $15.00	(157,500)

	Industrials (-0.1%)
	Energy Conversion Devices, Inc.#
178	Call, 12/20/08, Strike $85.00	(150,410)
43	Call, 12/20/08, Strike $90.00	(30,315)
240	General Cable Corp.# Call, 11/22/08, Strike $70.00	(53,400)
655	JA Solar Holdings Co., Ltd.# Call, 01/17/09, Strike $17.50	(185,038)
250	Suntech Power Holdings Company, Ltd.# Call, 12/20/08, Strike $45.00	(58,750)
400	Terex Corp.# Call, 10/18/08, Strike $55.00	(80,000)

		(557,913)

	Materials (0.0%)
	Hecla Mining Company#
430	Call, 01/17/09, Strike $12.50	(32,250)
388	Call, 01/17/09, Strike $10.00	(55,290)
750	Kinross Gold Corp.# Call, 01/17/09, Strike $20.00	(178,125)
	Stillwater Mining Company#
250	Call, 01/17/09, Strike $12.50	(29,375)
200	Call, 01/17/09, Strike $15.00	(14,000)

		(309,040)

	TOTAL WRITTEN OPTIONS (Premium $22,216,064)	(16,831,328)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2008, the value of 144A securities that could not be exchanged to the registered form is $37,968,750 or 2.4% of net assets.
<>	Security, or portion of security, is held in a segregated account as collateral for securities sold short aggregating a total market value of $172,941,711.
^	Security, or portion of security, is on loan.
#	Non-income producing security.
~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total market value of $8,871,588.
Ω	Investment in affiliated fund. During the period from November 1, 2007 through July 31, 2008, the fund had net redemptions of $35,260,487 and received $1,565,361 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of $86,557,395 of the affiliated fund.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (56.0%)
		Consumer Discretionary (16.0%)
		Cooper Tire & Rubber Company
1,903,000		7.625%, 03/15/27	$1,446,280
476,000		8.000%, 12/15/19	387,940
		D.R. Horton, Inc.
1,665,000		9.750%, 09/15/10	1,640,025
381,000		8.000%, 02/01/09	381,000
1,228,000		DIRECTV Financing Company, Inc. 8.375%, 03/15/13	1,274,050
2,998,000		Expedia, Inc. 7.456%, 08/15/18	2,908,060
2,284,000		GameStop Corp. 8.000%, 10/01/12	2,363,940
		General Motors Corp.
2,379,000		7.200%, 01/15/11^	1,570,140
190,000		7.125%, 07/15/13	108,775
		Goodyear Tire & Rubber Company
1,713,000		7.857%, 08/15/11	1,708,718
1,713,000		7.000%, 03/15/28	1,353,270
2,617,000		Hanesbrands, Inc.^‡ 6.508%, 12/15/14	2,342,215
1,903,000		Liberty Media Corp.^ 8.250%, 02/01/30	1,695,213
2,855,000		Mandalay Resort Group 7.625%, 07/15/13	2,355,375
285,000		Phillips-Van Heusen Corp. 8.125%, 05/01/13	288,563
1,142,000		Pulte Homes, Inc.^ 8.125%, 03/01/11	1,124,870
2,617,000		Royal Caribbean Cruises, Ltd. 7.500%, 10/15/27	2,028,175
2,617,000		Service Corp. International 7.500%, 04/01/27	2,152,483
476,000		Sotheby’s Holdings, Inc.* 7.750%, 06/15/15	470,050
714,000		Toll Brothers, Inc. 8.250%, 02/01/11	685,440
2,141,000		Warnaco Group, Inc. 8.875%, 06/15/13	2,229,316
952,000	GBP	Warner Music Group 8.125%, 04/15/14	1,462,429

			31,976,327

		Consumer Staples (6.6%)
1,466,000		Alliance One International, Inc. 8.500%, 05/15/12	1,381,705
1,261,000		Chattem, Inc. 7.000%, 03/01/14	1,238,933
952,000		Chiquita Brands International, Inc.^ 8.875%, 12/01/15	811,580
2,617,000		Constellation Brands, Inc. 7.250%, 09/01/16	2,538,490
1,142,000		NBTY, Inc. 7.125%, 10/01/15	1,079,190
2,855,000		Pilgrim’s Pride Corp. 7.625%, 05/01/15	2,426,750
1,190,000		Reynolds American, Inc. 7.300%, 07/15/15	1,215,341
2,855,000		Smithfield Foods, Inc. 7.750%, 05/15/13	2,598,050

			13,290,039

		Energy (6.4%)
1,903,000		Arch Western Finance, LLC 6.750%, 07/01/13	1,907,757
2,760,000		Complete Production Services, Inc. 8.000%, 12/15/16	2,753,100
1,427,000		Comstock Resources, Inc. 6.875%, 03/01/12	1,394,893
1,903,000		GulfMark Offshore, Inc. 7.750%, 07/15/14	1,883,970
1,323,000		Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	1,329,615
2,284,000		Petrohawk Energy Corp. 7.125%, 04/01/12	2,204,060
1,380,000		Superior Energy Services, Inc. 6.875%, 06/01/14	1,290,300

			12,763,695

		Financials (5.5%)
2,141,000		Ford Motor Credit Company, LLC 7.875%, 06/15/10	1,824,149
952,000		Host Hotels & Resorts, Inc. 7.125%, 11/01/13	880,600
		Leucadia National Corp.
2,831,000		7.000%, 08/15/13	2,738,992
1,018,000		8.125%, 09/15/15^	1,019,273
2,665,000		Nuveen Investments, Inc.* 10.500%, 11/15/15	2,411,825
333,000		Omega Healthcare Investors, Inc. 7.000%, 04/01/14	320,513
1,998,000		SLM Corp. 8.450%, 06/15/18	1,888,781

			11,084,133

		Health Care (2.3%)
2,379,000		Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	2,384,948
952,000		Community Health Systems, Inc. 8.875%, 07/15/15	963,900
143,000		DaVita, Inc. 7.250%, 03/15/15	141,391
1,228,000		Psychiatric Solutions, Inc. 7.750%, 07/15/15	1,206,510

			4,696,749

		Industrials (8.3%)
952,000		American Airlines, Inc. 7.250%, 02/05/09	928,200

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

1,713,000	BE Aerospace, Inc. 8.500%, 07/01/18	$1,781,520
314,000	Deluxe Corp. 7.375%, 06/01/15	275,143
952,000	Gardner Denver, Inc. 8.000%, 05/01/13	947,240
2,308,000	General Cable Corp.^ 7.125%, 04/01/17	2,192,600
1,427,000	IKON Office Solutions, Inc. 7.750%, 09/15/15	1,434,135
952,000	Interline Brands, Inc. 8.125%, 06/15/14	913,920
2,379,000	SPX Corp.* 7.625%, 12/15/14	2,435,501
	Terex Corp.
1,646,000	7.375%, 01/15/14	1,617,195
761,000	8.000%, 11/15/17	747,682
3,830,000	Wesco Distribution, Inc. 7.500%, 10/15/17	3,427,850

		16,700,986

	Information Technology (5.0%)
952,000	Amkor Technology, Inc. 9.250%, 06/01/16	906,780
1,142,000	Jabil Circuit, Inc. 8.250%, 03/15/18	1,142,000
1,903,000	Lender Processing Services, Inc.* 8.125%, 07/01/16	1,910,136
1,427,000	Seagate Technology 6.800%, 10/01/16	1,291,435
2,869,000	SunGard Data Systems, Inc. 9.125%, 08/15/13	2,947,897
1,903,000	Xerox Corp. 8.000%, 02/01/27	1,818,275

		10,016,523

	Materials (2.4%)
381,000	Airgas, Inc.* 7.125%, 10/01/18	383,858
1,421,000	Boise Cascade Company 7.125%, 10/15/14	1,030,225
1,037,000	Century Aluminum Company 7.500%, 08/15/14	1,024,037
1,427,000	Terra Industries, Inc. 7.000%, 02/01/17	1,416,297
	Union Carbide Corp.
614,000	7.875%, 04/01/23	627,311
333,000	7.500%, 06/01/25	328,945

		4,810,673

	Telecommunication Services (3.0%)
95,000	Citizens Communications Company 9.000%, 08/15/31	84,550
952,000	Leap Wireless International, Inc. 9.375%, 11/01/14	937,720
2,855,000	Qwest Communications International, Inc.^ 7.750%, 02/15/31	2,241,175
2,793,000	Syniverse Technologies, Inc. 7.750%, 08/15/13	2,653,350

		5,916,795

	Utilities (0.5%)
952,000	TXU Corp.* 10.250%, 11/01/15	956,760

	TOTAL CORPORATE BONDS (Cost $119,802,079)	112,212,680

CONVERTIBLE BONDS (23.2%)
	Consumer Discretionary (2.0%)
1,500,000	Ford Motor Company 4.250%, 12/15/36	1,050,000
2,900,000	Liberty Media Corp. (Time Warner) ¥ 3.125%, 03/30/23	2,954,375

		4,004,375

	Energy (4.7%)
2,000,000	Penn Virginia Corp. 4.500%, 11/15/12	2,632,500
2,000,000	Pioneer Natural Resources Company 2.875%, 01/15/38	2,520,000
2,000,000	SeaDrill, Ltd. 3.625%, 11/08/12	2,166,094
1,890,000	St. Mary Land & Exploration Company 3.500%, 04/01/27	1,998,675

		9,317,269

	Financials (2.8%)
	Health Care REIT, Inc.^
1,710,000	4.750%, 07/15/27	1,902,375
300,000	4.750%, 12/01/26	340,125
2,750,000	SVB Financial Group* 3.875%, 04/15/11	3,399,688

		5,642,188

	Health Care (3.7%)
4,600,000	Invitrogen Corp. 3.250%, 06/15/25	5,054,250
2,250,000	Millipore Corp. 3.750%, 06/01/26	2,300,625

		7,354,875

	Industrials (4.3%)
3,750,000	L-3 Communications Holdings, Inc. 3.000%, 08/01/35	4,312,500
4,300,000	Trinity Industries, Inc.^ 3.875%, 06/01/36	4,283,875

		8,596,375

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Information Technology (5.7%)
2,500,000		Informatica Corp. 3.000%, 03/15/26	$2,662,500
5,100,000		Intel Corp. 2.950%, 12/15/35	4,966,125
4,200,000		Linear Technology Corp. 3.000%, 05/01/27	3,874,500

			11,503,125

		TOTAL CONVERTIBLE BONDS (Cost $46,053,890)	46,418,207

SYNTHETIC CONVERTIBLE SECURITIES (3.4%)
Corporate Bonds (2.9%)
		Consumer Discretionary (0.8%)
		Cooper Tire & Rubber Company
97,000		7.625%, 03/15/27	73,720
24,000		8.000%, 12/15/19	19,560
		D.R. Horton, Inc.
85,000		9.750%, 09/15/10	83,725
19,000		8.000%, 02/01/09	19,000
62,000		DIRECTV Financing Company, Inc. 8.375%, 03/15/13	64,325
152,000		Expedia, Inc. 7.460%, 08/15/18	147,440
116,000		GameStop Corp. 8.000%, 10/01/12	120,060
		General Motors Corp.
121,000		7.200%, 01/15/11^	79,860
10,000		7.125%, 07/15/13	5,725
		Goodyear Tire & Rubber Company
87,000		7.857%, 08/15/11	86,782
87,000		7.000%, 03/15/28	68,730
133,000		Hanesbrands, Inc.^‡ 6.508%, 12/15/14	119,035
97,000		Liberty Media Corp.^ 8.250%, 02/01/30	86,409
145,000		Mandalay Resort Group 7.625%, 07/15/13	119,625
15,000		Phillips-Van Heusen Corp. 8.125%, 05/01/13	15,188
58,000		Pulte Homes, Inc.^ 8.125%, 03/01/11	57,130
133,000		Royal Caribbean Cruises, Ltd. 7.500%, 10/15/27	103,075
133,000		Service Corp. International 7.500%, 04/01/27	109,392
24,000		Sotheby’s Holdings, Inc.* 7.750%, 06/15/15	23,700
36,000		Toll Brothers, Inc. 8.250%, 02/01/11	34,560
109,000		Warnaco Group, Inc. 8.875%, 06/15/13	113,496
48,000	GBP	Warner Music Group 8.125%, 04/15/14	73,736

			1,624,273

		Consumer Staples (0.4%)
74,000		Alliance One International, Inc. 8.500%, 05/15/12	69,745
64,000		Chattem, Inc. 7.000%, 03/01/14	62,880
48,000		Chiquita Brands International, Inc.^ 8.875%, 12/01/15	40,920
133,000		Constellation Brands, Inc. 7.250%, 09/01/16	129,010
58,000		NBTY, Inc. 7.125%, 10/01/15	54,810
145,000		Pilgrim’s Pride Corp. 7.625%, 05/01/15	123,250
60,000		Reynolds American, Inc. 7.300%, 07/15/15	61,278
145,000		Smithfield Foods, Inc. 7.750%, 05/15/13	131,950

			673,843

		Energy (0.3%)
97,000		Arch Western Finance, LLC 6.750%, 07/01/13	97,242
140,000		Complete Production Services, Inc. 8.000%, 12/15/16	139,650
73,000		Comstock Resources, Inc. 6.875%, 03/01/12	71,358
97,000		GulfMark Offshore, Inc. 7.750%, 07/15/14	96,030
67,000		Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	67,335
116,000		Petrohawk Energy Corp. 7.125%, 04/01/12	111,940
70,000		Superior Energy Services, Inc. 6.875%, 06/01/14	65,450

			649,005

		Financials (0.3%)
109,000		Ford Motor Credit Company, LLC 7.875%, 06/15/10	92,869
48,000		Host Hotels & Resorts, Inc. 7.125%, 11/01/13	44,400
		Leucadia National Corp.
144,000		7.000%, 08/15/13	139,320
52,000		8.125%, 09/15/15^	52,065
135,000		Nuveen Investments, Inc.* 10.500%, 11/15/15	122,175
17,000		Omega Healthcare Investors, Inc. 7.000%, 04/01/14	16,363
102,000		SLM Corp. 8.450%, 06/15/18	96,424

			563,616

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Health Care (0.1%)
121,000	Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	$121,303
48,000	Community Health Systems, Inc. 8.875%, 07/15/15	48,600
7,000	DaVita, Inc. 7.250%, 03/15/15	6,921
62,000	Psychiatric Solutions, Inc. 7.750%, 07/15/15	60,915

		237,739

	Industrials (0.4%)
48,000	American Airlines, Inc. 7.250%, 02/05/09	46,800
87,000	BE Aerospace, Inc. 8.500%, 07/01/18	90,480
16,000	Deluxe Corp. 7.375%, 06/01/15	14,020
48,000	Gardner Denver, Inc. 8.000%, 05/01/13	47,760
117,000	General Cable Corp.^ 7.125%, 04/01/17	111,150
73,000	IKON Office Solutions, Inc. 7.750%, 09/15/15	73,365
48,000	Interline Brands, Inc. 8.125%, 06/15/14	46,080
121,000	SPX Corp.* 7.625%, 12/15/14	123,874
	Terex Corp.
84,000	7.375%, 01/15/14	82,530
39,000	8.000%, 11/15/17	38,317
195,000	Wesco Distribution, Inc. 7.500%, 10/15/17	174,525

		848,901

	Information Technology (0.3%)
48,000	Amkor Technology, Inc. 9.250%, 06/01/16	45,720
58,000	Jabil Circuit, Inc. 8.250%, 03/15/18	58,000
97,000	Lender Processing Services, Inc.* 8.125%, 07/01/16	97,364
73,000	Seagate Technology 6.800%, 10/01/16	66,065
146,000	SunGard Data Systems, Inc. 9.125%, 08/15/13	150,015
97,000	Xerox Corp. 8.000%, 02/01/27	92,681

		509,845

	Materials (0.1%)
19,000	Airgas, Inc.* 7.125%, 10/01/18	19,143
72,000	Boise Cascade Company 7.125%, 10/15/14	52,200
53,000	Century Aluminum Company 7.500%, 08/15/14	52,337
73,000	Terra Industries, Inc. 7.000%, 02/01/17	72,452
	Union Carbide Corp.
31,000	7.875%, 04/01/23	31,672
17,000	7.500%, 06/01/25	16,793

		244,597

	Telecommunication Services (0.2%)
5,000	Citizens Communications Company 9.000%, 08/15/31	4,450
48,000	Leap Wireless International, Inc. 9.375%, 11/01/14	47,280
145,000	Qwest Communications International, Inc.^ 7.750%, 02/15/31	113,825
142,000	Syniverse Technologies, Inc. 7.750%, 08/15/13	134,900

		300,455

	Utilities (0.0%)
48,000	TXU Corp.* 10.250%, 11/01/15	48,240

	TOTAL CORPORATE BONDS	5,700,514

NUMBER OF
CONTRACTS		VALUE

Options (0.5%)
	Consumer Discretionary (0.1%)
55	Amazon.com, Inc.# Call, 01/16/10, Strike $70.00	128,012
140	Carnival Corp.# Call, 01/16/10, Strike $35.00	116,200

		244,212

	Consumer Staples (0.1%)
160	Walgreen Company# Call, 01/16/10, Strike $32.50	104,800

	Health Care (0.1%)
	Express Scripts, Inc.#
110	Call, 01/17/09, Strike $65.00	109,450
75	Call, 01/16/10, Strike $70.00	99,750

		209,200

	Industrials (0.0%)
115	Honeywell International, Inc.# Call, 01/17/09, Strike $55.00	30,188

	Information Technology (0.2%)
25	Apple, Inc.# Call, 01/16/10, Strike $170.00	84,375
220	Dell, Inc.# Call, 01/16/10, Strike $25.00	100,100
150	eBay, Inc.# Call, 01/16/10, Strike $25.00	79,125

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
CONTRACTS			VALUE

100		QUALCOMM, Inc.# Call, 01/16/10, Strike $45.00	$154,250

			417,850

		TOTAL OPTIONS	1,006,250

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $7,150,424)	6,706,764

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (11.5%)
		Consumer Staples (0.8%)
42,000		Archer Daniels Midland Company ~ 6.250%	1,638,000

		Financials (3.4%)
27,000		American International Group, Inc. ~ 8.500%	1,553,040
2,850		Bank of America Corp. ~ 7.250%	2,659,050
58,400		Citigroup, Inc. ~ 6.500%	2,576,900

			6,788,990

		Health Care (1.8%)
30	EUR	Bayer, AG 6.625%	3,494,456

		Industrials (0.8%)
37,000		Avery Dennison Corp. ~ 7.875%	1,628,000

		Materials (3.2%)
40,000		Cia Vale do Rio Doce ~ 5.500%	2,315,000
29,750		Freeport-McMoRan Copper & Gold, Inc. ~ 6.750%	4,171,842

			6,486,842

		Utilities (1.5%)
47,000		Entergy Corp. ~ 7.625%	2,937,500

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $25,145,361)	22,973,788

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (3.0%)
		Consumer Discretionary (1.0%)
33,000		Goldman Sachs Group, Inc. (Apollo Group, Inc.)* ~ 12.000%, 02/02/09	2,004,552

		Energy (0.5%)
7,000		JPMorgan Chase & Company (Transocean, Inc.)* 12.000%, 12/01/08	986,370

		Information Technology (1.5%)
35,000		Deutsche Bank (eBay, Inc.)* 12.000%, 01/16/09	912,450
4,600		Deutsche Bank (MasterCard, Inc.)* ~ 12.000%, 08/12/08	1,008,849
44,000		JP Morgan Chase & Company (Intel Corp.)* ~ 12.000%, 12/01/08	995,940

			2,917,239

		TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $6,073,987)	5,908,161

NUMBER OF
SHARES			VALUE

INVESTMENT IN AFFILIATED FUND (1.3%)
2,683,382		Calamos Government Money Market Fund - Class I Shares Ω (Cost $2,683,382)	2,683,382

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (4.8%)
2,000,000		Bank of New York Institutional Cash Reserve Fund	2,000,000
3,261,000		Goldman Sachs Financial Square Prime Obligations Fund	3,261,000
PRINCIPAL
AMOUNT			VALUE

4,391,000		Deutsche Bank, AG, repurchase agreement, 2.200%, dated 07/31/08 due 08/01/08, repurchase price $4,391,268, collateralized by various U.S. Government Agency Securities 3.790% - 7.000%, 10/01/15 - 11/01/47 with a value of $4,457,134	4,391,000

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $9,652,000)	9,652,000

TOTAL INVESTMENTS (103.2%) (Cost $216,561,123)			206,554,982

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.8%)			(9,652,000)

OTHER ASSETS, LESS LIABILITIES (1.6%)			3,292,948

NET ASSETS (100.0%)			$200,195,930

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

WRITTEN OPTIONS (-0.3%)
	Financials (-0.3%)
	SPDR Trust Series 1#
280	Call, 09/20/08, Strike $135.00	$(26,040)
250	Call, 12/20/08, Strike $127.00	(172,500)
235	Call, 12/20/08, Strike $126.00	(175,663)
140	Call, 12/20/08, Strike $130.00	(74,550)
135	Call, 09/20/08, Strike $134.00	(15,795)
120	Call, 12/20/08, Strike $136.00	(34,080)
115	Call, 09/20/08, Strike $140.00	(2,530)
100	Call, 12/20/08, Strike $132.00	(44,000)

		(545,158)

	TOTAL WRITTEN OPTIONS (Cost $653,746)	(545,158)

NOTES TO SCHEDULE OF INVESTMENTS

^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2008, the value of 144A securities that could not be exchanged to the registered form is $19,707,424 or 9.8% of net assets.
#	Non-income producing security.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2008.
¥	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total market value of $22,845,004.
Ω	Investment in affiliated fund. During the period from November 1, 2007 through July 31, 2008, the fund had net purchases of $456,521 and received $89,629 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of $2,226,862 of the affiliated fund.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be excercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CORPORATE BONDS (33.4%)
	Consumer Discretionary (0.9%)
1,000,000	McDonald’s Corp. 6.300%, 10/15/37	$990,001

	Consumer Staples (3.2%)
1,000,000	Archer Daniels Midland Company 5.450%, 03/15/18	966,911
1,000,000	General Mills, Inc. 5.250%, 08/15/13	976,400
1,000,000	Kraft Foods, Inc. 6.000%, 02/11/13	1,015,955
500,000	Tesco, PLC* 5.500%, 11/15/17	480,436

		3,439,702

	Energy (2.8%)
1,000,000	Transocean, Inc. 5.250%, 03/15/13	1,009,389
600,000	Valero Energy Corp. 6.625%, 06/15/37	534,755
500,000	Virginia Electric and Power Company 5.100%, 11/30/12	500,002
1,000,000	XTO Energy, Inc. 4.625%, 06/15/13	953,013

		2,997,159

	Financials (5.0%)
1,000,000	Bank of America Corp.‡ 8.000%, 12/29/49	923,979
1,000,000	Berkshire Hathaway, Inc.* 5.000%, 08/15/13	1,006,070
	International Lease Financial Corp.
1,275,000	5.350%, 03/01/12	1,129,625
500,000	6.625%, 11/15/13	448,155
1,000,000	John Deere Capital Corp. 5.350%, 04/03/18	979,847
1,000,000	JPMorgan Chase & Company‡ 7.900%, 04/29/49	927,736

		5,415,412

	Industrials (5.2%)
600,000	EnCana Corp. 6.625%, 08/15/37	587,427
2,000,000	General Electric Company 5.625%, 05/01/18	1,948,628
1,000,000	Norfolk Southern Corp. 5.750%, 04/01/18	978,810
1,000,000	Union Pacific Corp. 5.450%, 01/31/13	1,004,332
1,000,000	Waste Management, Inc. 7.375%, 08/01/10	1,030,968

		5,550,165

	Information Technology (2.4%)
600,000	International Business Machines Corp. 5.700%, 09/14/17	609,973
1,000,000	Oracle Corp. 6.500%, 04/15/38	1,001,829
1,000,000	Xerox Corp. 7.125%, 06/15/10	1,033,192

		2,644,994

	Materials (1.9%)
1,000,000	Rio Tinto, Ltd. 5.875%, 07/15/13	1,012,641
1,000,000	Vulcan Materials Company 6.300%, 06/15/13	1,016,991

		2,029,632

	Telecommunication Services (10.8%)
1,000,000	AT&T, Inc. 6.400%, 05/15/38	955,076
2,000,000	British Telecommunications, PLC 8.625%, 12/15/10	2,149,460
2,150,000	Deutsche Telekom, AG 8.000%, 06/15/10	2,271,049
2,000,000	Koninklijke KPN, NV 8.000%, 10/01/10	2,118,240
2,000,000	Telefonica Europe, BV 7.750%, 09/15/10	2,106,078
2,000,000	Time Warner Cable, Inc. 6.750%, 07/01/18	2,020,528

		11,620,431

	Utilities (1.2%)
1,000,000	Exelon Corp. 6.950%, 06/15/11	1,034,927
250,000	Pacific Gas and Electric Company 5.625%, 11/30/17	247,995

		1,282,922

	TOTAL CORPORATE BONDS (Cost $36,725,494)	35,970,418

U.S. GOVERNMENT AND AGENCY SECURITIES (28.3%)
2,000,000	Federal Home Loan Bank 3.625%, 05/29/13	1,965,842
	Federal Home Loan Mortgage Corp.
5,000,000	4.350%, 12/24/10	5,030,435
5,000,000	3.250%, 05/12/10	5,000,650
3,000,000	4.875%, 06/13/18	3,054,420
3,000,000	3.875%, 06/29/11	3,028,470
	Federal National Mortgage Association
3,000,000	3.250%, 08/12/10	3,004,293
2,500,000	3.875%, 07/12/13	2,485,267
1,000,000	United States Treasury Bonds 6.000%, 02/15/26	1,165,391

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		United States Treasury Notes
3,300,000		3.375%, 06/30/13	$3,317,018
2,400,000		3.875%, 05/15/18	2,380,126

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $30,315,904)	30,431,912

RESIDENTIAL MORTGAGE BACKED SECURITIES (34.7%)
		Federal Home Loan Mortgage Corp.≠
4,000,000		6.500%, 08/01/38	4,108,124
3,000,000		6.000%, 08/01/38	3,015,468
		Federal National Mortgage Association
9,000,000		5.500%, 08/01/38≠	8,807,346
8,000,000		5.000%, 08/01/38≠	7,596,248
2,000,000		5.500%, 08/01/23≠	2,006,562
2,000,000		5.000%, 08/01/23≠	1,964,062
2,000,000		4.500%, 08/01/23≠	1,916,876
1,992,068		4.721%, 05/01/38‡	1,966,000
1,787,313		6.000%, 05/01/37	1,797,769
1,118,900		6.500%, 06/01/36	1,150,661
		Government National Mortgage Association≠
3,000,000		5.500%, 08/01/38	2,973,282

		TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $37,604,366)	37,302,398

SOVEREIGN (5.8%)
		Federal Republic of Germany
1,700,000	EUR	3.000%, 03/12/10	2,597,913
1,650,000	EUR	4.000%, 01/04/37	2,308,428
800,000	EUR	Government of France 5.500%, 10/25/10	1,277,625

		TOTAL SOVEREIGN (Cost $6,176,089)	6,183,966

NUMBER OF
SHARES			VALUE

INVESTMENT IN AFFILIATED FUND (29.1%)
31,304,125		Calamos Government Money Market Fund - Class I Shares Ω (Cost $31,304,125)	31,304,125

TOTAL INVESTMENTS (131.3%) (Cost $142,125,978)			141,192,819

LIABILITIES, LESS OTHER ASSETS (-31.3%)			(33,650,988)

NET ASSETS (100.0%)			$107,541,831

FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

Euro	9/25/08	3,950,000	$6,142,764	$96,854
Japanese Yen	8/14/08	110,000,000	1,020,409	31,149

				$128,003

	Settlement	Local	Current	Unrealized
Long Contracts	Date	Currency	Value	Gain/Loss

Japanese Yen	8/21/08	120,000,000	$1,113,612	$(39,250)
Japanese Yen	8/14/08	110,000,000	1,020,409	(4,096)

				$(43,345)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2008, the value of 144A securities that could not be exchanged to the registered form is $480,436 or 0.4% of net assets.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2008.
≠	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Ω	Investment in affiliated fund. During the period from November 1, 2007 through July 31, 2008, the fund had net purchases of $11,223,840 and received $639,838 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of $20,080,285 of the affiliated fund.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos 130/30 Equity Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES		VALUE

COMMON STOCKS (95.5%)
	Consumer Discretionary (12.3%)
3,960	Aaron Rents, Inc.<>	$108,781
3,140	Aeropostale, Inc.#<>	101,265
2,000	Buckle, Inc.<>	102,940
840	Deckers Outdoor Corp.#<>	94,928
7,510	DeVry, Inc.<>	426,643
2,650	Fuel Systems Solutions, Inc.#<>	99,163
10,440	New York & Company, Inc.#<>	101,059
3,410	Priceline.com, Inc.#<>	391,980
4,200	Rent-A-Center, Inc.#<>	89,040
4,580	Skechers U.S.A., Inc.#<>	86,562
8,260	Snap-On, Inc.<>	464,955
5,370	Stoneridge, Inc.#<>	70,723
2,730	Tupperware Corp.<>	106,470
13,640	Urban Outfitters, Inc.#<>	450,256
2,350	Warnaco Group, Inc.#<>	98,583
18,350	Wet Seal, Inc.#<>	80,557

		2,873,905

	Consumer Staples (0.5%)
7,620	Darling International, Inc.#<>	123,292

	Energy (12.7%)
980	Clayton Williams Energy, Inc.#<>	91,336
1,610	Comstock Resources, Inc.#<>	98,226
5,490	El Paso Corp.<>	98,436
1,650	Encore Acquisition Company#<>	102,086
1,400	ENSCO International, Inc.<>	96,796
3,000	EXCO Resources, Inc.#<>	78,150
1,720	Forest Oil Corp.#<>	98,092
600	GMX Resources, Inc.#<>	35,220
2,230	Gulf Island Fabrication, Inc.<>	98,901
1,960	GulfMark Offshore, Inc.#<>	98,353
1,260	Lufkin Industries, Inc.<>	112,392
5,370	Mariner Energy, Inc.#<>	142,090
3,940	McMoRan Exploration Company#<>	105,710
13,800	Newpark Resources#<>	101,016
1,880	Oil States International, Inc.#<>	103,174
2,460	Pioneer Natural Resources Company<>	146,247
2,580	Plains Exploration & Production Company#<>	144,403
10,840	Quest Resource Corp.#<>	99,511
4,180	Rosetta Resources, Inc.#<>	98,732
4,110	Southwestern Energy Company#<>	149,234
2,780	Stone Energy Corp.#<>	141,836
2,040	Superior Energy Services, Inc.#<>	96,757
1,500	T-3 Energy Services, Inc.#<>	102,855
4,910	Venoco, Inc.#<>	82,488
3,330	W&T Offshore, Inc.<>	147,386
8,540	Warren Resources, Inc.#<>	99,746
1,150	Whiting Petroleum Corp.#<>	107,720
3,050	Williams Companies, Inc.<>	97,752

		2,974,645

	Financials (5.5%)
2,350	Cash America International, Inc.<>	99,076
9,380	Crawford & Company#<>	95,676
8,260	Credicorp, Ltd.<>	611,323
5,910	Flushing Financial Corp.<>	104,193
12,790	LaBranche & Company, Inc.#<>	88,379
6,100	Oriental Financial Group, Inc.<>	105,957
10,000	PMA Capital Corp.#<>	100,100
2,510	World Acceptance Corp.#<>	82,227

		1,286,931

	Health Care (8.2%)
7,320	Amedisys, Inc.#<>	469,358
16,040	Cyberonics, Inc.#<>	443,025
21,640	eResearchTechnology, Inc.#<>	315,078
3,800	Kensey Nash Corp.#<>	131,974
4,390	Parexel International Corp.#<>	128,320
4,580	PharMerica Corp.#<>	108,317
10,410	Zoll Medical Corp.#<>	327,915

		1,923,987

	Industrials (23.1%)
5,540	American Superconductor Corp.#<>	218,775
2,330	Ametek, Inc.<>	111,514
4,330	Axsys Technologies, Inc.#<>	317,995
2,530	AZZ, Inc.#<>	115,798
3,490	Brink’s Company<>	240,670
3,130	Bucyrus International, Inc.<>	219,131
5,100	Canadian Solar, Inc.#<>	146,727
5,150	Chart Industries, Inc.#<>	272,538
4,220	EMCOR Group, Inc.#<>	127,106
1,780	Flowserve Corp.<>	237,345
1,160	Fluor Corp.<>	94,366
3,610	FTI Consulting, Inc.#<>	256,888
4,330	Gardner Denver, Inc.#<>	197,448
5,540	Gorman-Rupp Company<>	246,752
4,690	GrafTech International, Ltd.#<>	109,981
3,160	II-VI, Inc.#<>	121,534
12,710	Insteel Industries, Inc.<>	224,586
12,740	Navigant Consulting, Inc.#<>	235,435
3,120	Nordson Corp.<>	220,459
14,480	On Assignment, Inc.#<>	123,514
1,530	Parker-Hannifin Corp.<>	94,370

See accompanying Notes to Schedule of Investments

Calamos 130/30 Equity Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES		VALUE

2,240	Powell Industries, Inc.#<>	$117,600
2,020	Robbins & Myers, Inc.<>	102,555
1,420	Ryder System, Inc.<>	93,663
1,790	SPX Corp.<>	226,936
7,020	Stanley, Inc.#<>	219,235
11,560	SYKES Enterprises, Inc.#<>	204,150
9,900	TAL International Group, Inc.#<>	250,470
6,700	Timken Company<>	221,234

		5,368,775

	Information Technology (23.1%)
2,510	Accenture, Ltd.<>	104,818
2,710	Activision Blizzard, Inc.#<>	97,506
4,330	Adtran, Inc.<>	96,819
5,140	Akamai Technologies, Inc.#<>	119,968
5,690	Altera Corp.<>	124,896
16,360	Amkor Technology, Inc.#<>	143,314
3,800	Amphenol Corp.<>	181,146
3,920	Ansys, Inc.#<>	179,850
13,950	AsiaInfo Holdings, Inc.#<>	192,092
20,860	Celestica, Inc.#<>	165,837
6,920	Cognex Corp.<>	130,442
6,850	Cybersource Corp.#<>	121,588
35,300	Hackett Group, Inc.#<>	225,214
33,620	Himax Technologies, Inc.<>	127,756
780	International Business Machines Corp.<>	99,824
5,540	Linear Technology Corp.<>	172,017
26,260	LSI Logic Corp.#<>	182,244
6,440	Marvell Technology Group Ltd.#<>	95,248
6,410	Multi-Fineline Electronix, Inc.#<>	171,019
3,790	Perfect World Company, Ltd.#<>	100,283
20,740	PMC-Sierra, Inc.#<>	150,158
12,070	QLogic Corp.#<>	227,399
18,390	Skyworks Solutions, Inc.#<>	173,969
2,540	Sohu.com, Inc.#<>	191,719
6,700	Solera Holdings, Inc.#<>	194,233
16,450	STEC, Inc.#<>	164,500
9,350	Symantec Corp.#<>	197,005
13,240	TiVo, Inc.#<>	101,683
27,590	TriQuint Semiconductor, Inc.#<>	155,332
12,610	TTM Technologies, Inc.#<>	141,863
4,920	Tyco Electronics, Ltd.<>	163,049
11,070	Ultratech, Inc.#<>	163,171
6,310	Veeco Instruments, Inc.#<>	102,726
11,020	Volterra Semiconductor Corp.#<>	180,727
4,920	Western Digital Corp.#<>	141,646
8,720	Wind River Systems, Inc.#<>	102,285

		5,383,346

	Materials (8.3%)
1,430	Agrium, Inc.<>	125,840
2,480	Airgas, Inc.<>	142,054
2,340	AK Steel Holding Corp.<>	148,590
3,220	Celanese Corp.<>	124,067
960	CF Industries Holdings, Inc.<>	156,922
2,520	Greif, Inc.<>	153,317
5,000	Innophos Holdings, Inc.<>	146,850
2,090	Nucor Corp.<>	119,590
2,190	Olympic Steel, Inc.<>	111,362
4,200	Rockwood Holdings, Inc.#<>	160,230
1,450	Schnitzer Steel Industries, Inc.<>	130,848
4,020	Steel Dynamics, Inc.<>	127,354
3,850	Ternium S.A.<>	134,326
2,940	Terra Industries, Inc.<>	158,759

		1,940,109

	Telecommunication Services (1.3%)
1,100	Millicom International Cellular, SA<>	85,118
8,220	Premiere Global Services, Inc.#<>	124,204
6,530	Syniverse Holdings, Inc.#<>	105,786

		315,108

	Utilities (0.5%)
4,880	Hawaiian Electric Industries, Inc.<>	120,732

	TOTAL COMMON STOCKS (Cost $23,691,915)	22,310,830

INVESTMENT IN AFFILIATED FUND (17.2%)
4,024,555	Calamos Government Money Market Fund - Class I Shares Ω (Cost $4,024,555)	4,024,555

TOTAL INVESTMENTS (112.7%) (Cost $27,716,470)		26,335,385

LIABILITIES, LESS OTHER ASSETS (-12.7%)		(2,972,036)

NET ASSETS (100.0)%		$23,363,349

COMMON STOCKS SOLD SHORT (-15.5%)
	Consumer Discretionary (-3.2%)
(25,290)	American Axle & Manufacturing Holdings, Inc.	(148,705)
(3,740)	Las Vegas Sands Corp.	(170,245)
(2,500)	Liberty Media Corp.	(38,850)
(300)	Washington Post Company	(185,475)
(2,860)	Whirlpool Corp.	(216,502)

		(759,777)

See accompanying Notes to Schedule of Investments

Calamos 130/30 Equity Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES		VALUE

	Consumer Staples (-0.5%)
(1,160)	Lancaster Colony Corp.	$(37,712)
(1,490)	Reynolds American, Inc.	(83,186)

		(120,898)

	Energy (-0.7%)
(1,290)	Frontier Oil Corp.	(23,543)
(7,090)	International Game Technology	(153,923)

		(177,466)

	Financials (-3.6%)
(1,390)	Axis Capital Holdings, Ltd.	(44,035)
(2,140)	Baldwin & Lyons, Inc.	(45,475)
(4,050)	Boston Private Financial Holdings, Inc.	(31,712)
(70)	Chicago Mercantile Exchange Holdings, Inc.	(25,209)
(2,920)	CIT Group, Inc.	(24,762)
(1,360)	Endurance Specialty Holdings, Ltd.	(41,616)
(300)	Everest Re Group, Ltd.	(24,540)
(2,080)	FBL Financial Group, Inc.	(43,368)
(1,290)	Forest City Enterprises, Inc.	(33,630)
(2,370)	Genworth Financial, Inc.	(37,849)
(1,080)	HCC Insurance Holdings, Inc.	(24,462)
(1,800)	Horace Mann Educators Corp.	(24,948)
(2,230)	KeyCorp	(23,527)
(900)	Legg Mason, Inc.	(36,315)
(1,040)	Max Capital Group, Ltd.	(24,409)
(1,440)	OneBeacon Insurance Group, Ltd.	(26,064)
(940)	Principal Financial Group, Inc.	(39,959)
(650)	Prudential Financial, Inc.	(44,831)
(630)	SunTrust Banks, Inc.	(25,868)
(3,080)	United America Indemnity, Ltd.	(40,132)
(1,450)	Unitrin, Inc.	(40,006)
(2,450)	Wachovia Corp.	(42,312)
(2,220)	Webster Financial Corp.	(44,088)
(1,730)	WR Berkley Corp.	(40,862)

		(829,979)

	Health Care (-2.1%)
(9,570)	Emeritus Corp.	(161,255)
(11,970)	PharmaNet Development Group, Inc.	(288,836)
(820)	XenoPort, Inc.	(37,572)

		(487,663)

	Industrials (-1.3%)
(1,660)	Advisory Board Company	(63,661)
(2,500)	American Commercial Lines, Inc.	(28,625)
(4,250)	Healthcare Services Group	(70,593)
(4,200)	Interline Brands, Inc.	(66,318)
(4,080)	Masco Corp.	(67,279)

		(296,476)

	Information Technology (-3.0%)
(6,760)	Blue Coat Systems, Inc.	(98,223)
(15,050)	Brightpoint, Inc.	(103,695)
(7,720)	Hutchinson Technology, Inc.	(114,565)
(770)	Lam Research Corp.	(25,325)
(3,680)	NVIDIA Corp.	(42,099)
(13,140)	Rudolph Technologies, Inc.	(114,712)
(18,840)	SiRF Technology Holdings, Inc.	(64,056)
(3,590)	Synchronoss Technologies, Inc.	(42,075)
(2,850)	Technitrol, Inc.	(39,957)
(3,100)	Tessera Technologies, Inc.	(54,002)

		(698,709)

	Materials (-1.1%)
(510)	Allegheny Technologies, Inc.	(24,118)
(1,810)	Eagle Materials, Inc.	(44,906)
(6,890)	Huntsman Corp.	(93,015)
(3,150)	International Paper Company	(87,318)

		(249,357)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $3,514,412)	$(3,620,325)

NOTES TO SCHEDULE OF INVESTMENTS

<>	Security, or portion of security, is held in a segregated account as collateral for securities sold short aggregating a total value of $22,310,830.
#	Non-income producing security.
Ω	Investment in affiliated fund. During the period from June 20, 2008 through July 31, 2008, the fund had net purchases of $4,024,555 and received $17,555 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had no holdings of the affiliated fund.

See accompanying Notes to Schedule of Investments

Calamos Government Money Market Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

U.S. GOVERNMENT AGENCY SECURITIES - INTEREST BEARING (51.7%)
	Federal Farm Credit Bank‡
48,000,000	2.040%, 03/17/09	$48,000,000
27,000,000	2.339%, 02/11/09	26,998,368
25,000,000	2.379%, 02/22/10	24,998,070
15,000,000	2.330%, 10/27/08	15,000,000
13,500,000	1.960%, 01/23/09	13,493,987
10,000,000	2.080%, 09/22/08	10,000,000
10,000,000	2.070%, 01/14/09	9,999,552
10,000,000	2.070%, 07/22/09	9,997,001
10,000,000	2.045%, 09/15/09	9,999,460
5,000,000	2.358%, 03/29/10	4,997,442
5,000,000	1.960%, 08/07/08	4,999,881
1,000,000	2.328%, 05/15/09	999,767
	Federal Home Loan Bank
20,000,000	2.364%, 08/10/09‡	20,000,000
20,000,000	2.190%, 11/20/08‡	19,997,470
16,200,000	3.625%, 11/14/08	16,267,166
15,000,000	2.644%, 08/05/09‡	14,998,459
15,000,000	2.410%, 09/04/09‡	15,000,284
15,000,000	2.396%, 09/14/09‡	14,999,166
10,000,000	2.621%, 01/05/09‡	9,999,697
10,000,000	2.350%, 08/06/09‡	9,998,289
10,000,000	2.190%, 08/07/09‡	10,000,000
5,000,000	5.240%, 12/18/08	5,054,307
5,000,000	2.589%, 08/15/08‡	5,000,048
5,000,000	2.518%, 11/14/08‡	4,999,598
5,000,000	2.400%, 08/27/09‡	5,000,000
5,000,000	2.200%, 10/29/08	4,997,471
5,000,000	2.000%, 10/01/08	4,998,430
3,640,000	2.100%, 10/01/08	3,638,897
3,000,000	2.900%, 03/20/09	3,000,000
2,620,000	4.850%, 08/01/08	2,620,000
2,050,000	3.625%, 11/14/08	2,057,545
1,800,000	2.599%, 02/18/09‡	1,799,805
1,750,000	4.375%, 11/13/08	1,760,504
1,205,000	4.625%, 11/21/08	1,213,710
750,000	2.636%, 10/24/08‡	749,898
	Federal Home Loan Mortgage Corp.
8,900,000	4.875%, 09/12/08	8,926,488
7,500,000	4.875%, 02/17/09	7,593,229
5,581,000	3.625%, 09/15/08	5,590,149
5,000,000	3.640%, 08/12/08	5,002,188
5,000,000	2.386%, 10/08/09‡	4,999,459
5,000,000	2.360%, 12/07/09‡	4,999,196
4,875,000	2.650%, 06/22/09	4,870,885
3,893,000	2.760%, 06/12/09	3,888,800
3,105,000	5.125%, 10/15/08	3,123,214
	Federal National Mortgage Association
14,138,000	5.000%, 09/15/08	14,184,898
5,188,000	3.375%, 12/15/08	5,208,800
5,000,000	5.125%, 09/02/08	5,012,680
5,000,000	2.060%, 01/23/09‡	4,999,749
3,174,000	3.250%, 08/15/08	3,175,164
3,000,000	4.000%, 09/02/08	3,003,840
2,810,117	Overseas Private Investment Corp. 3.209%, 01/17/17‡	2,810,117

	TOTAL U.S. GOVERNMENT AGENCY SECURITIES - INTEREST BEARING (Cost $445,023,128)	445,023,128

U.S. GOVERNMENT AGENCY SECURITIES - DISCOUNT NOTES (40.5%)
	Federal Agricultural Mortgage Corp.@
30,000,000	2.383%, 09/30/08	29,882,500
10,000,000	2.383%, 09/29/08	9,961,486
	Federal Home Loan Bank@
10,000,000	2.697%, 01/07/09	9,882,517
10,000,000	2.636%, 12/05/08	9,909,000
10,000,000	2.484%, 10/29/08	9,939,431
10,000,000	2.332%, 08/22/08	9,986,583
	Federal Home Loan Mortgage Corp.@
20,000,000	2.134%, 09/18/08	19,943,867
15,000,000	2.678%, 12/22/08	14,842,620
10,000,000	2.484%, 12/15/08	9,907,444
10,000,000	2.484%, 12/19/08	9,904,722
10,000,000	2.352%, 09/30/08	9,961,333
10,000,000	2.246%, 09/02/08	9,980,311
10,000,000	2.139%, 09/16/08	9,973,039
10,000,000	2.129%, 09/10/08	9,976,667
10,000,000	2.114%, 09/08/08	9,977,992
5,000,000	2.808%, 01/20/09	4,933,828
5,000,000	2.433%, 09/17/08	4,984,333
	Federal National Mortgage Association@
25,000,000	2.395%, 10/20/08	24,868,778
15,000,000	2.511%, 11/12/08	14,893,710
15,000,000	2.311%, 11/05/08	14,908,840
15,000,000	2.200%, 08/08/08	14,993,671
10,000,000	2.748%, 01/14/09	9,875,039
10,000,000	2.641%, 12/17/08	9,900,142
10,000,000	2.596%, 12/10/08	9,906,844
10,000,000	2.575%, 10/15/08	9,947,083
10,000,000	2.484%, 10/29/08	9,939,431
10,000,000	2.251%, 09/03/08	9,979,650
10,000,000	2.129%, 09/17/08	9,972,583
5,000,000	2.687%, 12/15/08	4,949,944
5,000,000	2.565%, 11/25/08	4,959,239
5,000,000	2.180%, 08/20/08	4,994,326

	TOTAL U.S. GOVERNMENT AGENCY SECURITIES - DISCOUNT NOTES (Cost $348,036,953)	348,036,953

REPURCHASE AGREEMENTS (7.6%)
46,100,000	Deutsche Bank, AG 2.200%, dated 07/31/08, due 08/01/08, repurchase price $46,102,817 collateralized by various U.S. Government Agency Securities 0.000% - 6.000%, 08/01/34 - 01/02/38 with a value of $46,803,885	46,100,000

See accompanying Notes to Schedule of Investments

Calamos Government Money Market Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

19,024,000	RBS Greenwich Capital Markets, Inc. 2.200%, dated 07/31/08, due 08/01/08, repurchase price $19,025,163 collateralized by Federal National Mortgage Association 0.000%, 07/01/36 with a value of $19,404,535	$19,024,000

	TOTAL REPURCHASE AGREEMENTS (Cost $65,124,000)	65,124,000

TOTAL INVESTMENTS (99.8%) (Cost $858,184,081)		858,184,081

OTHER ASSETS, LESS LIABILITIES (0.2%)		2,035,300

NET ASSETS (100.0%)		$860,219,381

NOTES TO SCHEDULE OF INVESTMENTS

‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2008. Variable rate securities shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.
@	Annualized yield at time of purchase; not a coupon rate.

See accompanying Notes to Schedule of Investments

NOTE 1

Organization. Calamos Investment Trust, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of fourteen series, Growth Fund, Growth and Income Fund, Value Fund, Blue Chip Fund, Multi-Fund Blend, Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Convertible Fund, Market Neutral Income Fund, High Yield Fund, Total Return Bond Fund, Government Money Market Fund and 130/30 Equity Fund (the ”Funds”). Each Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust currently offers Class A, Class B, Class C, Class I and Class R shares of each of the Funds except Government Money Market Fund, which offers Class A, Class B, Class C and Class I shares only. Class A, Class B and Class C shares of Government Money Market Fund commenced operations on March 3, 2008. All classes of the 130/30 Equity Fund commenced operations on June 20, 2008. The Convertible Fund is closed to all new investments, subject to the exceptions enumerated in the Prospectus.

Portfolio Valuation. The valuation of the Funds’ portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the board of trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Pursuant to Rule 2a-7 of the Act, Government Money Market Fund values its portfolio securities on an amortized cost basis. The amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor Government Money Market Fund’s net asset value is affected by any unrealized appreciation or depreciation of the portfolio. The board of trustees has determined in good faith that utilization of amortized cost is appropriate and approximates a fair value of the Government Money Market Fund’s portfolio securities.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2008.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Repurchase Agreements. Repurchase agreements are transactions in which a Fund purchases a security and simultaneously agrees to resell it to the vendor (usually a bank or broker-dealer) at an agreed upon future date and price. The Funds require that their custodian or sub-custodian maintain collateral in an amount equal to, or in excess of, the value of the securities that are the subject of the repurchase agreement. The Government Money Market Fund may only enter into repurchase agreements that are fully collateralized by obligations issued or guaranteed by the U.S. government, its agencies, and instrumentalities.

NOTE 2

Investments. The following information is presented on a federal income tax basis as of July 31, 2008. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to timing differences.

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows:

	Growth	Growth and	Value	Blue Chip	Multi-Fund
	Fund	Income Fund	Fund	Fund	Blend

Cost basis of investments	$13,644,044,075	$5,230,471,995	$108,406,720	$133,067,167	$31,600,926

Gross unrealized appreciation	$2,701,181,826	$469,254,885	$8,913,695	$20,089,148	$ —
Gross unrealized depreciation	$(661,253,650)	$(175,074,712)	$(5,401,660)	$(9,048,101)	$(3,697,654)

Net unrealized appreciation (depreciation)	$2,039,928,176	$294,180,173	$3,512,035	$11,041,047	$(3,697,654)

	Global Growth				Market
	and Income	International	Global Equity	Convertible	Neutral
	Fund	Growth Fund	Fund	Fund	Income Fund

Cost basis of investments	$1,164,824,231	$457,375,105	$52,367,121	$637,448,163	$1,735,468,279

Gross unrealized appreciation	$86,678,207	$58,961,159	$5,705,077	$39,750,714	$49,458,464
Gross unrealized depreciation	$(74,184,552)	$(23,872,606)	$(4,029,952)	$(19,857,243)	$(196,234,553)

Net unrealized appreciation (depreciation)	$12,493,655	$35,088,553	$1,675,125	$19,893,471	$(146,776,089)

			Government
		Total Return	Money Market	130/30 Equity
	High Yield Fund	Bond Fund	Fund	Fund

Cost basis of investments	$217,375,716	$142,331,164	$858,184,081	$27,760,530

Gross unrealized appreciation	$2,907,166	$177,209	$ —	$865,858
Gross unrealized depreciation	$(13,727,900)	$(1,315,554)	$ —	$(2,291,003)

Net unrealized appreciation (depreciation)	$(10,820,734)	$(1,138,345)	$ —	$(1,425,145)

NOTE 3

Short Sales. Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss when a position is closed or upon settlement of the contracts. The counterparties to all forward foreign currency contracts at July 31, 2008, were multinational banks.

NOTE 5

Synthetic Convertible Instruments. The Funds may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed-income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Funds may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Funds may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6

When-Issued and Delayed Delivery Securities. A Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when a Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 7

Securities Lending. The Funds may loan one or more of their securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Funds may pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call a loan and obtain the securities loaned at any time on notice of not less than five business days. The Funds do not have the right to vote the securities loaned during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Funds seek to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Funds’ security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities. At July 31, 2008, the Growth Fund, Growth and Income Fund, Value Fund, Blue Chip Fund, Global Growth and Income Fund, Convertible Fund, Market Neutral Income Fund, and High Yield Fund had securities valued at $2,273,431,150; $392,379,888; $10,127,900; $7,756,016; $43,330,787; $83,610,599; $13,354,471; $9,207,555, respectively, on loan to broker-dealers and banks and held $2,351,228,000; $404,739,000; $10,456,000; $8,070,000; $44,413,000; $97,150,000; $14,291,000; $9,652,000, respectively, in cash or cash equivalent collateral.

NOTE 8

Structured Equity-Linked Securities. The Funds may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

TABLE OF CONTENTS

ITEM 2. CONTROLS AND PROCEDURES
ITEM 3. EXHIBITS
SIGNATURES
ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
     (a) Certification of Principal Executive Officer.
     (b) Certification of Principal Financial Officer.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: September 24, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: September 24, 2008

By:	/s/ Nimish S. Bhatt Name: Nimish S. Bhatt
Title: Principal Financial Officer
Date: September 24, 2008